Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 111.81%
ASSET-BACKED SECURITIES — 4.97%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
6.25% 12/27/44
1,2
$ 13,496,741 $ 13,296,895
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.90% 10/20/34
1,2,3
24,800,000 24,070,830
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
6.39% 01/21/35
1,2,3
30,520,000 29,950,253
AIG CLO LLC,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.42% 04/15/34
1,2,3
38,800,000 38,274,260
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
6.39% 10/17/34
1,2,3
7,050,000 6,931,482
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 07/20/34
1,2,3
15,610,000 15,206,903
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
6.38% 01/15/32
1,2,3
27,800,000 27,503,763
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.45%)
6.71% 04/25/31
1,2,3
19,750,000 19,297,725
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.09% 04/15/36
1,2,3
8,250,000 8,206,160
AMSR Trust,
Series 2020-SFR1, Class A
1.82% 04/17/37
2
13,986,580 12,998,091
AMSR Trust,
Series 2021-SFR1, Class G
4.61% 06/17/38
2,4
15,250,000 12,327,944
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.92% 10/22/30
1,2,3
6,700,000 6,609,671
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
6.31% 04/20/31
1,2,3
$ 21,345,000 $ 21,182,693
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
6.20% 07/20/29
1,2,3
14,886,699 14,787,702
Barings CLO Ltd.,
Series 2020-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
6.47% 01/20/32
1,2,3
19,110,000 18,943,456
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
5.60% 04/25/35
1,2
1,357,368 1,281,752
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
6.70% 04/20/35
1,2
48,400,000 47,033,518
BlueMountain CLO Ltd.,
Series 2014-2A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.00% 10/20/30
1,2,3
1,830,000 1,795,761
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 10/15/34
1,2,3
15,000,000 14,491,920
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
6.23% 07/20/29
1,2,3
12,323,515 12,213,232
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(LIBOR USD 1-Month plus 0.70%)
5.85% 12/26/35
1
15,993 15,786
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
6.26% 10/27/36
1
18,825,789 18,727,333
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00% 01/10/28
2
53,821 7,641,936
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
2
43,250 15,756,109
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00% 04/10/30
2
30,000 14,921,937

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00% 04/10/30
†,2,5,6
$ 468,460,020 $ 8,240,961
Catskill Park CLO Ltd.,
Series 2017-1A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 04/20/29
1,2,3
6,000,000 5,944,380
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.35%)
6.60% 04/20/34
1,2,3
4,800,000 4,595,664
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.01% 07/17/31
1,2,3
7,000,000 6,893,530
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 10/17/34
1,2,3
9,350,000 9,064,358
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
6.82% 10/24/30
1,2,3
3,475,000 3,412,957
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.85% 10/20/34
1,2,3
9,000,000 8,747,829
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 10/15/34
1,2,3
20,000,000 19,530,180
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.31% 04/17/35
1,2,3
25,000,000 24,505,000
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.54% 06/25/42
1,2
12,573,184 11,109,701
Clear Creek CLO,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
6.45% 10/20/30
1,2,3
22,393,405 22,251,968
College Loan Corp. Trust,
Series 2005-2, Class B
(LIBOR USD 3-Month plus 0.49%)
5.75% 01/15/37
1
1,402,345 1,206,623
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3 month Euribor plus 1.40%)
4.58% 07/15/34
1,3
$ 8,200,000 $ 8,441,992
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
6.14% 11/15/28
1,2,3
6,437,439 6,377,378
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
6.57% 11/15/28
1,2,3
1,500,000 1,464,840
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 07/18/30
1,2,3
3,500,000 3,417,050
Dryden 83 CLO Ltd.,
Series 2020-83A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
6.48% 01/18/32
1,2,3
29,220,000 28,908,807
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
7.03% 11/20/34
1,2,3
22,500,000 21,824,708
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
6.16% 04/15/29
1,2,3
19,119,424 18,961,880
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
6.51% 01/15/34
1,2,3
23,850,000 23,456,237
Eaton Vance CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.01% 10/15/30
1,2,3
5,000,000 4,908,845
Eaton Vance CLO Ltd.,
Series 2020-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 10/15/34
1,2,3
25,000,000 24,428,750
ECMC Group Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
6.50% 07/26/66
1,2
29,853,844 29,354,798

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
5.95% 04/26/32
1,2
$ 5,073,875 $ 5,025,853
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
6.20% 03/25/36
1
4,005,138 4,001,568
EFS Volunteer No. 2 LLC,
Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
6.50% 03/25/36
1,2
5,731,678 5,735,353
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.85% 10/20/34
1,2,3
16,000,000 15,655,440
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24% 08/17/38
2
12,416,000 10,593,952
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91% 09/17/38
2
12,677,000 10,843,693
Flatiron CLO 21 Ltd.,
Series 2021-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
6.38% 07/19/34
1,2,3
52,500,000 51,696,750
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
2,3
9,634,669 9,367,443
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.85% 08/25/42
1
1,334,311 1,190,184
Goal Structured Solutions Trust,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.65%)
5.80% 09/25/41
1,2
11,306,583 10,993,380
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.40% 10/20/34
1,2,3
36,180,000 35,543,956
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.11%)
6.41% 10/29/29
1,2,3
3,042,298 3,026,508
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 3.30%)
8.37% 10/25/35
1,2,3
8,800,000 8,853,539
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
6.93% 04/25/36
1,2,3
$ 20,000,000 $ 19,955,120
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(United Kingdom)
(CME Term SOFR 3-Month plus 1.32%)
6.39% 01/22/35
1,2,3
35,720,000 34,844,824
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.97% 01/23/35
1,2,3
19,250,000 18,745,843
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.90%)
6.52% 04/23/36
1,2,3
17,400,000 17,371,516
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
8.21% 07/20/36
1,2,3
10,000,000 10,005,000
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.66% 04/21/36
1,2,3
12,600,000 12,603,200
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
512,407 460,322
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
2
31,846,855 27,457,193
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
6.29% 10/20/27
1,2,3
851,576 850,593
LCM XXI LP,
Series 21A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
6.13% 04/20/28
1,2,3
2,189,197 2,188,457
Lehman Brothers Small Balance Commercial Mortgage
Trust,
Series 2007-1A, Class 2A3
5.62% 03/25/37
2,4
109,165 108,574
Lucali CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.21%)
6.47% 01/15/33
1,2,3
11,550,000 11,455,509

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
6.42% 04/19/33
1,2,3
$ 30,635,000 $ 30,408,301
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.50%)
6.76% 07/21/30
1,2,3
10,000,000 9,804,600
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.12%)
6.38% 07/17/34
1,2,3
10,500,000 10,316,051
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 01/25/35
1,2,3
20,000,000 19,544,120
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/32
1,2,3
27,025,000 26,838,041
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
5.66% 06/25/31
1
499,741 482,398
Navient Student Loan Trust,
Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
5.79% 03/25/83
1
25,675,793 24,728,918
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
5.77% 03/25/83
1
46,422,165 45,217,322
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
5.77% 03/25/83
1
69,128,333 66,717,699
Navient Student Loan Trust,
Series 2014-6, Class A
(LIBOR USD 1-Month plus 0.61%)
5.76% 03/25/83
1
28,757,477 27,711,858
Navient Student Loan Trust,
Series 2014-7, Class A
(LIBOR USD 1-Month plus 0.61%)
5.76% 03/25/83
1
61,062,056 59,343,170
Navient Student Loan Trust,
Series 2015-1, Class A2
(LIBOR USD 1-Month plus 0.60%)
5.75% 04/25/40
1
45,905,764 44,459,013
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
5.72% 11/26/40
1
88,683,562 86,349,218
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
6.30% 03/25/66
1,2
$ 48,515,360 $ 48,151,209
Nelnet Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.45%)
5.84% 08/23/36
1,2
7,013,566 6,852,157
Nelnet Student Loan Trust,
Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
5.75% 10/27/36
1,2
5,982,233 5,846,876
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
6.10% 11/25/48
1,2
11,179,912 11,135,195
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
5.70% 07/25/46
1,2
35,071,628 34,163,091
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
5.74% 04/25/46
1,2
66,419,690 64,718,172
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
6.05% 06/25/54
1,2
8,890,000 8,576,575
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/16/33
1,2,3
23,000,000 22,520,611
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
6.50% 04/20/33
1,2,3
25,395,000 25,175,765
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.29% 04/14/35
1,2,3
32,185,000 31,497,850
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.85% 10/20/34
1,2,3
20,000,000 19,375,840
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.95% 10/20/34
1,2,3
15,500,000 15,062,450

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon 66 Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.94%)
7.01% 08/16/33
1,2,3
$ 45,000,000 $ 45,024,750
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
6.57% 04/25/36
1,2,3
21,210,000 21,157,060
Octagon Investment Partners 20-R Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
7.04% 05/12/31
1,2,3
17,500,000 17,130,750
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 10/15/34
1,2,3
18,800,000 18,163,075
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 07/15/36
1,2,3
7,250,000 7,049,900
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
6.72% 02/14/31
1,2,3
1,470,000 1,425,175
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
6.39% 07/02/35
1,2,3
33,250,000 32,806,013
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.33% 02/24/37
1,2,3
6,960,000 6,825,686
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
6.40% 11/15/31
1,2,3
8,350,000 8,279,977
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 10/15/34
1,2,3
19,500,000 19,043,115
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.39%)
6.64% 01/20/34
1,2,3
61,000,000 60,283,860
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust,
Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
5.75% 10/25/41
1,2
$ 66,428,575 $ 64,217,241
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
2
4,000,000 3,826,687
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
2
21,439,000 18,617,979
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53% 07/17/38
2
3,973,000 3,393,214
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
2
10,437,000 9,034,786
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
2
8,896,000 7,685,238
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
2
23,777,000 19,542,663
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
2
17,400,000 14,841,343
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
2
13,425,000 11,419,369
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18% 10/17/38
2
61,665,000 52,351,316
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
2
19,482,000 16,703,540
Progress Residential,
Series 2021-SFR1, Class E
2.11% 04/17/38
2
3,000,000 2,601,827
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
2
3,055,000 2,653,529
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
2
3,190,000 2,809,088
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.67% 04/15/36
1,2,3
29,590,000 29,562,777
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
6.33% 04/20/34
1,2,3
32,680,000 32,021,171

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Regatta XIV Funding Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.85%)
7.11% 10/25/31
1,2,3
$ 1,900,000 $ 1,865,753
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.96% 10/15/34
1,2,3
17,000,000 16,683,290
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
6.28% 10/15/29
1,2,3
23,551,410 23,365,095
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
6.44% 10/20/30
1,2,3
4,396,788 4,362,097
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
7.03% 08/20/32
1,2,3
20,000,000 19,457,780
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
6.53% 01/20/32
1,2,3
23,840,000 23,685,731
Rockford Tower CLO Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.80%)
7.05% 01/20/32
1,2,3
4,200,000 4,122,090
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3 month Euribor plus 1.75%)
4.85% 10/15/35
1,3
5,000,000 5,431,325
Scholar Funding Trust,
Series 2012-B, Class A2
(LIBOR USD 1-Month plus 1.10%)
6.28% 03/28/46
1,2
15,421,111 15,067,303
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
6.49% 01/20/34
1,2,3
40,840,000 40,312,756
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.90% 10/20/34
1,2,3
25,000,000 24,413,750
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
27,970,229 24,621,121
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
5.61% 08/15/31
1
$ 184,641 $ 156,899
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
7.15% 12/15/32
1
6,917,262 6,908,730
SLM Student Loan Trust,
Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
6.14% 12/15/68
1
35,459 33,876
SLM Student Loan Trust,
Series 2003-4, Class A5E
(LIBOR USD 3-Month plus 0.75%)
6.30% 03/15/33
1,2
3,149,419 3,013,651
SLM Student Loan Trust,
Series 2005-9, Class A7A
(LIBOR USD 3-Month plus 0.60%)
5.86% 01/25/41
1
39,583,979 38,435,627
SLM Student Loan Trust,
Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
5.43% 01/25/41
1
21,861,480 20,821,341
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
5.42% 01/25/41
1
24,285,523 23,125,224
SLM Student Loan Trust,
Series 2007-1, Class A6
(LIBOR USD 3-Month plus 0.14%)
5.40% 01/27/42
1
23,682,049 22,791,370
SLM Student Loan Trust,
Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.22%)
5.48% 01/27/42
1
2,768,200 2,472,052
SLM Student Loan Trust,
Series 2007-6, Class B
(LIBOR USD 3-Month plus 0.85%)
6.11% 04/27/43
1
3,481,257 3,240,602
SLM Student Loan Trust,
Series 2007-7, Class A4
(LIBOR USD 3-Month plus 0.33%)
5.59% 01/25/22
1
184,938 179,233
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/83
1
38,874,000 36,602,202
SLM Student Loan Trust,
Series 2008-3, Class A3
(LIBOR USD 3-Month plus 1.00%)
6.26% 10/25/21
1
11,912 11,592
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 04/26/83
1
2,260,000 2,093,681

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
6.91% 07/25/22
1
$ 1,353,071 $ 1,344,875
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 04/25/73
1
8,849,000 8,427,676
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.96% 07/25/23
1
19,667,761 19,655,793
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/25/73
1
37,199,000 36,295,027
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
1
9,030,037 8,879,421
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
1
31,424,000 29,766,397
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
1
17,206,000 15,922,956
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
5.90% 01/25/45
1,2
108,015,684 104,057,666
SLM Student Loan Trust,
Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
6.30% 10/25/34
1
1,464,440 1,463,773
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
6.10% 09/25/28
1
457,691 441,175
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.85% 01/25/29
1
9,711,197 9,333,476
SLM Student Loan Trust,
Series 2012-3, Class A
(LIBOR USD 1-Month plus 0.65%)
5.80% 12/27/38
1
11,139,203 10,864,467
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
5.80% 05/26/26
1
16,957,886 16,062,553
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,000,000 15,708,612
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.91% 01/15/34
1,2,3
$ 14,500,000 $ 14,217,569
Trestles CLO IV Ltd.,
Series 2021-4A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
6.43% 07/21/34
1,2,3
40,000,000 39,359,200
U.S. Small Business Administration,
Series 2022-25F, Class 1
4.01% 06/01/47 67,874,860 64,778,157
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00% 04/10/29
2
33,600 2,858,732
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.75%)
7.01% 01/15/35
1,2,3
17,500,000 17,030,125
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.70%)
6.97% 07/19/34
1,2,3
11,825,000 11,501,976
Total Asset-Backed Securities
(Cost $3,139,842,730) 3,093,800,744
BANK LOANS — 1.54%*
Communications — 0.15%
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.69% 04/15/27
1
6,306,080 5,527,374
EW Scripps Co.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.24% 10/02/24
1
3,917,116 3,909,360
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.62% 05/01/28
1
18,387,384 17,867,665
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 4.40%)
9.44% 02/01/29
1,3
4,960,227 4,946,487
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.95% 04/11/25
1
26,131,725 26,155,504
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
1
42,781,678 33,733,353

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
(SOFR plus 4.25%)
9.35% 03/09/27
1
$ 4,191,784 $ 3,340,328
95,480,071
Consumer Discretionary — 0.09%
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
1
4,968,030 3,278,900
Hilton Worldwide Finance LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
6.94% 06/22/26
1
2,568,167 2,569,079
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.45% - 8.59% 01/24/29
1,3
42,248,020 39,453,947
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
4,735,415 3,803,722
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.90% 07/31/28
1
1,340,107 1,317,325
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.00% 10/01/26
1
7,549,928 7,521,654
57,944,627
Electric — 0.07%
CommScope, Inc.,
Term Loan B2, 1st Lien (France)
(SOFR plus 3.36%)
8.44% 04/06/26
1,3
40,983,483 39,349,267
Homer City Generation LP,
Term Loan, 1st Lien (France)
(LIBOR plus 11.00%)
15.00% 04/05/23
1,3,5,6
6,755,952 4,492,708
43,841,975
Entertainment — 0.08%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05% 01/15/30
1
1,243,525 1,245,235
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
1,3
8,564,918 8,668,425
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.01% 08/01/27
1
35,890,781 35,285,124
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.95% 05/16/25
1
$ 2,951,616 $ 2,949,550
48,148,334
Finance — 0.12%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
9.09% - 9.12% 02/27/26
1,3
1,439,859 1,366,786
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
7.40% 12/01/27
1
8,778,517 8,777,859
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.59% 06/22/28
1
6,520,459 6,525,121
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.99% 04/09/27
1
8,391,979 8,165,689
Delos Finance SARL,
Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 1.75%)
7.26% 10/06/23
1,3
3,278,084 3,280,133
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.38% 10/23/28
1
20,810,916 20,596,251
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
7.54% 11/06/28
1
16,790,000 16,812,499
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
7.19% 04/28/28
1
7,630,109 7,507,493
73,031,831
Food — 0.05%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.97% 10/01/25
1
1,110,266 1,026,202
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
1
2,489,973 2,198,957
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.47% 08/03/25
1
9,521,144 9,533,950
(SOFR plus 2.50%)
7.64% 06/21/30
1
15,321,777 15,312,201
28,071,310

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming — 0.04%
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.10%)
7.20% 03/17/28
1
$ 12,707,500 $ 12,612,194
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.13% 01/26/29
1
3,270,508 3,234,058
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
1
3,433,987 3,427,188
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.25% 04/13/29
1,3
5,287,032 5,288,274
24,561,714
Health Care — 0.24%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.35%)
7.48% 11/08/27
1
18,350,106 18,365,428
Bausch + Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.59% 05/10/27
1
7,324,341 7,122,922
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.00%)
7.24% 12/30/26
1
2,626,365 2,627,048
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.41% 11/15/27
1
26,921,440 26,534,444
Horizon Therapeutics USA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 2.00%)
7.06% 05/22/26
1
628,170 628,057
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
6.84% 03/15/28
1
29,023,887 28,974,692
ICON Luxembourg SARL,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 2.51%)
7.75% 07/03/28
1,3
4,340,705 4,346,131
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.76% 05/05/28
1
39,630,492 39,619,792
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
7.75% 06/02/28
1
9,492,323 9,502,717
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.98% 02/01/28
1
$ 7,417,694 $ 7,302,460
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.15% 04/20/29
1
742,500 737,859
PRA Health Sciences, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.51%)
7.58% 07/03/28
1
1,081,489 1,082,841
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.00%)
7.17% 07/03/28
1
300,000 300,670
147,145,061
Industrials — 0.25%
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.18% 10/16/28
1
1,094,774 955,503
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
8.91% 05/14/29
1
2,003,078 2,006,834
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
6.51% 07/01/26
1
67,896,946 67,897,625
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
1
30,083,570 29,477,687
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.45% 10/21/28
1
2,982,925 2,986,281
II-VI, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% 07/02/29
1
2,280,276 2,279,569
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.58% 04/15/28
1
27,675,200 24,589,415
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
1
1,110,243 1,029,356
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.49% 08/24/28

15,927,435 15,936,673

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
1
$ 9,502,156 $ 8,162,352
155,321,295
Information Technology — 0.25%
Arches Buyer, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.48% 12/06/27
1
5,525,097 5,342,078
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.25% 02/15/29
1,3,7
7,091,703 6,843,493
Central Parent, Inc.,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.15% 07/06/29
1,3
10,543,441 10,526,255
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85% - 7.99% 07/06/29
1
4,357,595 4,330,360
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% 10/01/27
1
17,899,621 17,653,501
IQVIA, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.29% 06/11/25
1
5,040,362 5,045,100
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
1
6,346,074 6,096,990
NortonLifeLock, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.75%)
7.05% 09/10/27
1
20,117,253 19,715,008
Term Loan B, 1st Lien
(SOFR plus 2.10%)
6.91% 09/12/29
1
12,282,634 12,236,636
Open Text Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.74% 08/24/29
1
190,501 191,573
Term Loan, 1st Lien (Canada)
(LIBOR plus 1.75%)
7.25% 05/30/25
1,3
6,722,956 6,733,242
(SOFR plus 3.60%)
8.74% 01/31/30
1,3
5,156,219 5,185,222
Oracle Corp.,
Term Loan 1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
1
39,089,193 38,893,747
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
7.94% 09/23/26
1
$ 3,978,510 $ 3,982,350
Proofpoint, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.36%)
8.44% 08/31/28
1,3
933,120 914,845
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.19% 04/24/28
1
3,113,312 3,049,879
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
4.99% 04/07/30
1
2,432,452 2,407,179
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.04% 10/07/27
1
1,382,738 1,370,065
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
1
3,192,179 2,755,537
153,273,060
Insurance — 0.03%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
8.67% 02/15/27
1
19,771,513 19,243,712
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
8.79% 12/23/26
1
1,256,469 1,212,806
20,456,518
Materials — 0.00%
Chemours Co. (The),
Term Loan B2, 1st Lien
(SOFR plus 1.85%)
6.98% 04/03/25
1
1,026,452 1,020,678
Retail — 0.12%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
1
4,340,781 4,439,230
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
7.42% 02/19/28
1
44,322,743 43,990,544
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
6.94% 11/19/26
1,3
20,212,751 20,103,198

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
6.90% 03/15/28
1
$ 8,651,183 $ 8,593,869
77,126,841
Services — 0.04%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
1
3,346,041 3,304,216
Aramark Services, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
7.07% 03/11/25
1
1,046,062 1,046,062
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.59% 06/22/29
1
2,072,108 2,035,846
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.42% 06/22/29
1
4,489,568 4,411,001
PowerTeam Services LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.50% 03/06/25
1
2,470,029 2,142,750
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
8.94% 12/15/28
1
4,977,926 4,917,270
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.93% 02/23/29
1
2,853,442 2,855,225
Trans Union LLC,
Term Loan B6, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.47% 12/01/28
1,3
3,048,658 3,045,000
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.20% 11/02/27
1
4,086,760 3,772,079
27,529,449
Transportation — 0.01%
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
8.56% 04/21/28
1
3,929,344 3,933,726
Total Bank Loans
(Cost $975,621,870) 956,886,490
Issues
Maturity
Date
Principal
Amount Value
CORPORATES — 30.03%*
Banking — 8.10%
ABN AMRO Bank NV
(Netherlands)
2.47% 12/13/29
2,3,4
$ 7,000,000 $ 5,880,926
Bank of America Corp.
1.73% 07/22/27
4
244,365,000 218,206,665
2.30% 07/21/32
4
19,058,000 15,244,207
2.57% 10/20/32
4
8,676,000 7,068,370
2.59% 04/29/31
4
39,817,000 33,515,386
2.69% 04/22/32
4
27,534,000 22,831,775
2.97% 02/04/33
4
10,007,000 8,347,774
3.42% 12/20/28
4
12,681,000 11,670,850
Bank of America Corp.
(GMTN)
3.59% 07/21/28
4
7,690,000 7,167,843
Bank of America Corp.
(MTN)
0.81% 10/24/24
4
6,000,000 5,900,332
0.98% 09/25/25
4
2,330,000 2,190,354
1.90% 07/23/31
4
29,920,000 23,797,571
1.92% 10/24/31
4
21,386,000 16,970,330
2.02% 02/13/26
4
1,898,000 1,778,328
2.09% 06/14/29
4
275,019,000 235,099,349
2.50% 02/13/31
4
19,900,000 16,670,810
2.55% 02/04/28
4
34,135,000 30,832,513
3.97% 03/05/29
4
353,000 330,468
(LIBOR USD 3-Month plus 0.65%)
6.15% 12/01/26
1
50,000,000 48,719,222
Bank of America Corp.,
Series N
1.66% 03/11/27
4
323,822,000 290,951,298
2.65% 03/11/32
4
5,640,000 4,676,961
Discover Bank
(BKNT)
4.20% 08/08/23 15,255,000 15,236,911
DNB Bank ASA
(Norway)
0.86% 09/30/25
2,3,4
122,145,000 114,605,274
1.13% 09/16/26
2,3,4
7,581,000 6,773,617
1.61% 03/30/28
2,3,4
4,840,000 4,179,691
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
17,009,000 16,184,396
1.59% 05/24/27
3,4
22,349,000 19,735,720
1.75% 07/24/27
3,4
15,500,000 16,808,912
2.01% 09/22/28
3,4
185,957,000 159,530,706
2.21% 08/17/29
3,4
203,805,000 170,804,792
2.80% 05/24/32
3,4
56,564,000 45,862,035
3.97% 05/22/30
3,4
2,650,000 2,383,117
4.29% 09/12/26
3,4
5,000,000 4,815,566
4.76% 06/09/28
3,4
3,116,000 2,998,776
6.25% 03/09/34
3,4
7,000,000 7,179,284
6.33% 03/09/44
3,4
38,998,000 40,534,821
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
31,185,000 29,295,612

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
JPMorgan Chase & Co.
0.77% 08/09/25
4
$ 41,694,000 $ 39,265,313
0.97% 06/23/25
4
198,869,000 188,809,450
1.47% 09/22/27
4
5,214,000 4,606,366
1.58% 04/22/27
4
120,391,000 108,199,701
2.01% 03/13/26
4
37,229,000 34,988,748
2.58% 04/22/32
4
31,454,000 26,135,627
3.70% 05/06/30
4
2,876,000 2,638,249
4.01% 04/23/29
4
8,006,000 7,545,500
4.02% 12/05/24
4
93,555,000 92,761,170
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
21,375,000 18,926,574
3.57% 11/07/28
3,4
2,073,000 1,880,476
3.75% 03/18/28
3,4
19,130,000 17,706,661
3.87% 07/09/25
3,4
27,225,000 26,526,846
3.90% 03/12/24
3
27,591,000 27,165,236
4.05% 08/16/23
3
10,510,000 10,488,065
4.98% 08/11/33
3,4
59,300,000 55,532,054
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
2,3,4
70,515,000 66,155,260
1.34% 01/12/27
2,3,4
18,515,000 16,489,492
1.63% 09/23/27
2,3,4
35,840,000 31,231,972
2.69% 06/23/32
2,3,4
2,100,000 1,664,912
2.87% 01/14/33
2,3,4
94,105,000 75,246,416
4.44% 06/21/33
2,3,4
7,355,000 6,580,416
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
114,332,000 112,303,548
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
136,758,000 131,244,095
5.58% 06/12/29
4
26,025,000 25,921,302
6.04% 10/28/33
4
6,665,000 6,851,999
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
232,404,000 222,603,014
1.53% 08/21/26
3,4
6,354,000 5,661,082
1.67% 06/14/27
3,4
36,865,000 31,945,038
2.47% 01/11/28
3,4
20,406,000 17,843,874
2.90% 03/15/32
3,4
5,941,000 4,808,487
3.82% 11/03/28
3,4
2,200,000 1,984,691
4.80% 11/15/24
3,4
92,330,000 91,638,081
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
2,3
27,746,000 27,599,446
U.S. Bancorp
4.65% 02/01/29
4
70,000 66,943
4.84% 02/01/34
4
142,861,000 133,938,511
5.84% 06/12/34
4
36,060,000 36,338,441
5.85% 10/21/33
4
35,790,000 36,004,388
UBS Group AG
(Switzerland)
1.31% 02/02/27
2,3,4
150,785,000 132,004,728
2.13% 10/13/26
3,4
10,150,000 10,317,337
2.19% 06/05/26
2,3,4
42,674,000 39,153,395
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
2,3,4
$ 22,729,000 $ 21,659,648
2.88% 04/02/32
3,4
223,214,000 212,662,345
3.09% 05/14/32
2,3,4
207,867,000 168,317,029
3.87% 01/12/29
2,3,4
17,646,000 15,920,857
4.19% 04/01/31
2,3,4
43,737,000 38,951,301
4.28% 01/09/28
2,3
19,599,000 18,129,075
6.37% 07/15/26
2,3,4
29,465,000 29,296,785
6.54% 08/12/33
2,3,4
129,468,000 133,081,452
7.75% 03/01/29
3,4
13,350,000 16,162,718
9.02% 11/15/33
2,3,4
68,129,000 82,124,699
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
22,735,000 17,225,937
Wells Fargo & Co.
2.19% 04/30/26
4
9,129,000 8,557,758
5.39% 04/24/34
4
23,850,000 23,722,189
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
49,673,000 46,801,247
2.39% 06/02/28
4
100,860,000 89,950,539
2.88% 10/30/30
4
168,638,000 145,937,543
3.35% 03/02/33
4
280,137,000 240,203,378
3.53% 03/24/28
4
117,849,000 110,233,655
3.58% 05/22/28
4
5,285,000 4,925,720
4.90% 07/25/33
4
16,018,000 15,373,330
5.01% 04/04/51
4
6,515,000 6,073,194
5,038,863,865
Communications — 2.91%
AT&T, Inc.
5.25% 03/01/37 102,923,000 100,652,721
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
2,3
2,200,000 1,919,500
Cable One, Inc.
4.00% 11/15/30
2
49,155,000 38,586,675
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
2
3,725,000 3,017,250
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 06/01/33
2
18,046,000 14,211,225
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,573,580
2.80% 04/01/31 15,987,000 12,905,180
4.80% 03/01/50 127,389,000 96,284,428
5.38% 04/01/38 2,030,000 1,734,566
5.38% 05/01/47 116,802,000 96,671,039
5.75% 04/01/48 33,533,000 28,645,565
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13% 07/01/49 14,837,000 11,609,952
5.25% 04/01/53 33,378,000 26,977,757
CommScope, Inc.
4.75% 09/01/29
2
50,349,000 39,775,710

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Cox Communications, Inc.
2.60% 06/15/31
2
$ 4,790,000 $ 3,912,113
CSC Holdings LLC
4.50% 11/15/31
2
835,000 582,960
4.63% 12/01/30
2
4,879,000 2,195,550
5.38% 02/01/28
2
22,749,000 18,312,961
5.50% 04/15/27
2
10,000,000 8,337,947
5.75% 01/15/30
2
35,324,000 16,728,916
6.50% 02/01/29
2
78,732,000 63,724,555
7.50% 04/01/28
2
5,318,000 3,039,303
11.25% 05/15/28
2
6,010,000 5,842,145
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
2,8,9
62,255,000 2,140,016
Frontier Communications Holdings LLC
5.00% 05/01/28
2
12,696,000 10,962,399
6.75% 05/01/29
2
2,406,000 1,869,042
8.63% 03/15/31
2
46,794,000 45,314,728
8.75% 05/15/30
2
1,125,000 1,100,558
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
63,777,000 57,915,001
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
123,530,000 112,348,677
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,3,5,6,8,9
54,920,000 —
8.50% 10/15/24
†,2,3,5,6,8,9
149,759,000 —
9.75% 07/15/25
†,2,3,5,6,8,9
45,708,000 —
Level 3 Financing, Inc.
4.25% 07/01/28
2
43,000 27,802
10.50% 05/15/30
2
12,664,000 12,885,620
Meta Platforms, Inc.
4.45% 08/15/52 51,470,000 44,884,252
5.60% 05/15/53 1,245,000 1,279,953
5.75% 05/15/63 50,000,000 51,762,786
Netflix, Inc.
4.63% 05/15/29 61,440,000 67,950,082
Netflix, Inc.,
Series REGS
3.63% 06/15/30 3,000,000 3,122,272
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
2
4,820,000 4,265,700
Qwest Corp.
7.25% 09/15/25 4,044,000 3,942,900
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
2
55,170,000 41,087,049
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
57,360,188 56,630,448
5.15% 03/20/28
2
286,040,250 283,097,905
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
2,3
5,535,000 4,710,968
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
3.68% 04/22/41
2,3
$ 22,760,000 $ 17,638,696
3.84% 04/22/51
2,3
64,516,000 47,577,051
3.98% 04/11/29
2,3
9,225,000 8,573,623
Time Warner Cable LLC
4.50% 09/15/42 18,977,000 14,209,118
5.50% 09/01/41 32,811,000 27,322,662
T-Mobile USA, Inc.
2.55% 02/15/31 6,038,000 5,020,735
2.63% 04/15/26 56,941,000 52,839,176
2.63% 02/15/29 5,073,000 4,405,191
3.75% 04/15/27 4,887,000 4,631,311
3.88% 04/15/30 60,101,000 55,405,037
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
5,000,000 4,021,136
4.88% 06/19/49
3
111,422,500 98,771,614
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,3
21,729,000 17,569,454
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
30,755,000 25,944,629
Zayo Group Holdings, Inc.
4.00% 03/01/27
2
3,817,000 2,700,085
Ziggo BV
(Netherlands)
4.88% 01/15/30
2,3
14,255,000 11,796,013
1,808,965,287
Consumer Discretionary — 1.43%
Altria Group, Inc.
3.70% 02/04/51 995,000 668,237
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
2,3
12,881,000 12,120,381
5.30% 05/15/48
2,3
18,831,000 17,742,686
BAT Capital Corp.
2.73% 03/25/31 6,395,000 5,096,845
3.56% 08/15/27 3,000 2,763
3.73% 09/25/40 3,182,000 2,276,499
4.39% 08/15/37 73,160,000 58,579,824
4.54% 08/15/47 138,420,000 102,005,560
4.76% 09/06/49 30,502,000 23,057,954
5.28% 04/02/50 5,356,000 4,442,655
BAT International Finance PLC
(EMTN)
(United Kingdom)
2.25% 09/09/52
3
134,234,000 67,156,775
4.00% 11/23/55
3
8,700,000 6,153,181
Central Garden & Pet Co.
4.13% 10/15/30 2,200,000 1,848,341
4.13% 04/30/31
2
5,085,000 4,199,431

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance Netherlands BV
(EMTN)
(Netherlands)
1.75% 03/18/33
3
$ 30,150,000 $ 23,818,383
5.25% 02/15/31
3
20,000,000 21,512,665
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
2,3
15,312,000 14,806,459
3.50% 07/26/26
2,3
53,505,000 49,735,958
3.88% 07/26/29
2,3
4,545,000 4,023,275
4.25% 07/21/25
2,3
5,566,000 5,355,703
Imperial Brands Finance PLC
(EMTN)
(United Kingdom)
8.13% 03/15/24
3
1,758,000 2,255,031
Reynolds American, Inc.
5.70% 08/15/35 34,320,000 32,376,685
5.85% 08/15/45 68,022,000 60,810,130
Triton Water Holdings, Inc.
6.25% 04/01/29
2
48,089,000 41,370,967
WarnerMedia Holdings, Inc.
3.43% 03/15/24 3,000,000 2,943,233
5.05% 03/15/42 16,935,000 14,221,802
5.14% 03/15/52 329,615,000 268,976,477
5.39% 03/15/62 52,245,000 42,541,321
890,099,221
Consumer Products — 0.01%
Newell Brands, Inc.
6.00% 04/01/46 3,935,000 3,118,108
Diversified REITs — 0.99%
American Tower Corp.
0.88% 05/21/29 8,755,000 7,789,017
0.95% 10/05/30 23,651,000 20,266,743
1.00% 01/15/32 15,023,000 12,274,508
1.88% 10/15/30 13,336,000 10,551,774
2.30% 09/15/31 14,788,000 11,781,655
2.70% 04/15/31 34,498,000 28,641,434
5.65% 03/15/33 41,017,000 41,812,993
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
14,032,000 12,245,925
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
5,000,000 3,861,992
1.25% 02/01/31
3
26,308,000 21,464,388
1.50% 03/15/30
3
25,000,000 21,455,456
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
26,530,000 20,136,844
1.38% 07/18/32
3
36,145,000 28,257,566
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 917,000 738,185
4.00% 01/15/30 32,318,000 28,155,409
4.00% 01/15/31 7,310,000 6,329,676
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
5.25% 06/01/25 $ 6,644,000 $ 6,515,771
5.30% 01/15/29 34,755,000 32,930,363
5.38% 04/15/26 78,873,000 77,280,893
5.75% 06/01/28 24,498,000 23,990,046
VICI Properties LP
4.95% 02/15/30 1,655,000 1,555,353
5.13% 05/15/32 68,493,000 64,192,398
5.63% 05/15/52 39,592,000 35,878,793
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
2
5,422,000 4,991,547
3.88% 02/15/29
2
44,136,000 38,771,829
4.13% 08/15/30
2
10,930,000 9,642,774
4.50% 09/01/26
2
8,763,000 8,325,901
4.50% 01/15/28
2
21,816,000 20,066,787
4.63% 06/15/25
2
16,415,000 15,890,772
5.75% 02/01/27
2
3,328,000 3,269,480
619,066,272
Electric — 1.58%
Alliant Energy Finance, LLC
3.60% 03/01/32
2
4,515,000 3,946,743
American Electric Power Co., Inc.
2.03% 03/15/24 4,935,000 4,801,569
5.75% 11/01/27 7,930,000 8,115,733
American Transmission Systems, Inc.
2.65% 01/15/32
2
3,115,000 2,582,576
Appalachian Power Co.
4.45% 06/01/45 100,000 83,277
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 7,154,229
Arizona Public Service Co.
5.55% 08/01/33 44,465,000 44,580,327
6.35% 12/15/32 20,904,000 22,189,704
Black Hills Corp.
4.35% 05/01/33 1,285,000 1,149,344
Comision Federal de Electricidad
(Mexico)
4.69% 05/15/29
2,3
4,340,000 3,905,132
Consolidated Edison Co. of New York, Inc.
3.70% 11/15/59 1,740,000 1,271,162
Consolidated Edison Co. of New York, Inc.,
Series C
3.00% 12/01/60 1,854,000 1,178,668
Duke Energy Carolinas LLC
4.00% 09/30/42 11,040,000 9,175,939
4.25% 12/15/41 14,683,000 12,732,746
4.95% 01/15/33 9,255,000 9,191,140
5.35% 01/15/53 13,611,000 13,813,888
5.40% 01/15/54 25,000,000 25,474,220
Duke Energy Corp.
3.75% 09/01/46 9,965,000 7,494,758
3.85% 06/15/34 96,657,000 96,607,607
Duke Energy Progress LLC
5.35% 03/15/53 5,000,000 5,043,882

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
15 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Empresas Publicas de Medellin ESP,
Series REGS
(Colombia)
4.38% 02/15/31
3
$ 1,000,000 $ 752,635
Eversource Energy
5.13% 05/15/33 51,397,000 50,798,149
Exelon Corp.
5.30% 03/15/33 5,000,000 4,986,759
FirstEnergy Corp.
2.65% 03/01/30 5,831,000 4,922,938
FirstEnergy Corp.,
Series B
2.25% 09/01/30 3,775,000 3,089,951
FirstEnergy Corp.,
Series C
3.40% 03/01/50 27,555,000 19,024,523
FirstEnergy Transmission LLC
2.87% 09/15/28
2
50,514,000 44,506,220
4.35% 01/15/25
2
23,330,000 22,734,818
4.55% 04/01/49
2
13,175,000 11,094,072
5.45% 07/15/44
2
24,625,000 22,994,432
Indiana Michigan Power Co.
5.63% 04/01/53 4,595,000 4,764,158
ITC Holdings Corp.
4.95% 09/22/27
2
11,155,000 11,023,440
5.40% 06/01/33
2
66,380,000 66,101,807
Jersey Central Power & Light Co.
2.75% 03/01/32
2
820,000 676,948
4.30% 01/15/26
2
8,645,000 8,366,457
4.70% 04/01/24
2
49,765,000 49,251,971
6.40% 05/15/36 11,630,000 11,664,331
Metropolitan Edison Co.
4.00% 04/15/25
2
35,719,000 34,199,675
4.30% 01/15/29
2
18,381,000 17,432,399
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
1,825,000 1,603,810
New England Power Co.
5.94% 11/25/52
2
20,670,000 21,864,647
NextEra Energy Capital Holdings, Inc.
4.63% 07/15/27 20,870,000 20,428,390
Niagara Mohawk Power Corp.
3.03% 06/27/50
2
3,543,000 2,373,999
4.28% 10/01/34
2
4,375,000 3,892,035
5.78% 09/16/52
2
3,250,000 3,272,227
Pennsylvania Electric Co.
3.25% 03/15/28
2
125,000 113,446
4.15% 04/15/25
2
28,335,000 27,404,565
5.15% 03/30/26
2
3,000,000 2,959,039
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 13,796,164
Puget Sound Energy, Inc.
5.45% 06/01/53 7,095,000 7,167,316
Southwestern Electric Power Co.
3.25% 11/01/51 6,519,000 4,394,416
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
5.30% 04/01/33 $ 25,000,000 $ 24,772,672
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 24,309,489
Southwestern Electric Power Co.,
Series L
3.85% 02/01/48 19,395,000 14,638,872
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
38,400,000 37,272,665
4.50% 10/28/34
3
18,555,000 21,574,039
4.75% 10/28/42
3
61,891,000 75,228,889
Tucson Electric Power Co.
4.85% 12/01/48 8,755,000 7,751,421
983,696,428
Energy — 1.32%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
2
6,901,000 6,497,637
Boston Gas Co.
3.76% 03/16/32
2
6,440,000 5,684,692
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
5,000,000 4,950,750
Enbridge, Inc.
(Canada)
5.70% 03/08/33
3
9,790,000 9,927,884
Energy Transfer LP
4.90% 03/15/35 5,160,000 4,718,157
5.00% 05/15/50 38,970,000 32,974,980
5.15% 03/15/45 48,691,000 42,012,513
5.35% 05/15/45 4,421,000 3,869,974
5.40% 10/01/47 127,860,000 113,211,535
6.13% 12/15/45 16,239,000 15,497,056
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
2,3
17,558,370 14,951,742
Hess Corp.
5.60% 02/15/41 16,364,000 15,671,921
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
2,3
1,800,000 1,397,466
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
15,883,000 12,331,085
4.75% 04/19/27
3
3,195,000 3,038,445
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
6,856,000 6,378,887
KeySpan Gas East Corp.
5.99% 03/06/33
2
5,530,000 5,585,467
Kinder Morgan Energy Partners LP
4.70% 11/01/42 2,171,000 1,812,084

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
5.00% 08/15/42 $ 5,775,000 $ 4,907,071
5.40% 09/01/44 3,940,000 3,520,735
5.50% 03/01/44 1,060,000 967,538
Kinder Morgan, Inc.
5.55% 06/01/45 2,306,000 2,125,229
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 150,000 169,763
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
2,3
44,071,000 38,700,288
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
12,508,000 9,147,108
6.35% 02/12/48
3
7,570,000 4,588,204
6.63% 06/15/35
3
12,868,000 8,966,422
6.75% 09/21/47
3
75,133,000 47,249,130
6.95% 01/28/60
3
32,137,000 19,957,077
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 5,958,755
5.40% 06/15/33 21,595,000 21,560,939
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 31,332,000 27,626,273
3.80% 09/15/30 8,920,000 7,921,196
QatarEnergy,
Series REGS
(Qatar)
2.25% 07/12/31
3
21,710,000 18,236,074
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 5,927,947
Rockies Express Pipeline LLC
4.80% 05/15/30
2
5,125,000 4,510,000
4.95% 07/15/29
2
84,805,000 78,104,365
6.88% 04/15/40
2
44,867,000 40,380,300
Sabine Pass Liquefaction LLC
5.90% 09/15/37
2
11,363,000 11,480,647
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 41,594
5.15% 09/15/32 18,420,000 18,332,524
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
16,442,000 16,722,583
TC PipeLines LP
4.38% 03/13/25 2,198,000 2,136,021
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 34,635,000 30,034,087
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
2,3
6,198,664 6,122,575
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
2
7,000,000 6,122,283
3.88% 11/01/33
2
23,217,000 19,120,611
4.13% 08/15/31
2
26,889,000 23,212,721
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
6.25% 01/15/30
2
$ 25,837,000 $ 25,662,600
Williams Cos., Inc. (The)
5.40% 03/04/44 5,000,000 4,618,770
5.75% 06/24/44 3,646,000 3,574,339
818,218,044
Finance — 5.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
21,203,000 18,964,591
3.00% 10/29/28
3
56,990,000 49,483,729
3.30% 01/30/32
3
141,856,000 116,033,331
3.88% 01/23/28
3
5,015,000 4,612,730
Air Lease Corp.
2.20% 01/15/27 43,695,000 38,792,834
3.00% 09/15/23 28,655,000 28,507,685
3.25% 03/01/25 19,930,000 19,013,497
3.25% 10/01/29 5,000,000 4,345,419
3.63% 04/01/27 4,570,000 4,225,710
4.25% 09/15/24 5,554,000 5,421,891
4.63% 10/01/28 2,000,000 1,881,674
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 33,115,105
2.88% 01/15/26 10,055,000 9,307,325
3.00% 02/01/30 2,000,000 1,676,769
Alta Wind Holdings LLC
7.00% 06/30/35
2,5,6
3,062,778 2,805,298
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
171,755,000 144,992,352
2.88% 02/15/25
2,3
35,755,000 33,374,495
3.25% 02/15/27
2,3
17,880,000 15,993,998
3.95% 07/01/24
2,3
35,499,000 34,453,305
4.38% 05/01/26
2,3
7,405,000 6,921,930
Capital One Financial Corp.
1.34% 12/06/24
4
114,655,000 111,667,179
2.64% 03/03/26
4
2,265,000 2,116,203
Citigroup, Inc.
0.78% 10/30/24
4
672,000 660,138
0.98% 05/01/25
4
603,000 577,058
1.46% 06/09/27
4
149,458,000 132,795,576
2.52% 11/03/32
4
59,557,000 47,940,407
2.56% 05/01/32
4
33,384,000 27,273,233
2.57% 06/03/31
4
80,705,000 67,369,303
2.67% 01/29/31
4
31,479,000 26,656,651
2.98% 11/05/30
4
10,739,000 9,329,977
3.06% 01/25/33
4
177,620,000 148,246,082
3.52% 10/27/28
4
22,030,000 20,478,245
3.67% 07/24/28
4
8,569,000 8,027,696
3.79% 03/17/33
4
30,789,000 27,223,811
3.89% 01/10/28
4
2,691,000 2,551,708
3.98% 03/20/30
4
4,000,000 3,709,068
4.41% 03/31/31
4
24,787,000 23,318,519

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
17 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
$ 26,721,000 $ 24,618,907
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
6,400,000 6,529,651
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
2,3
38,889,000 39,006,056
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
77,465,000 76,163,961
1.22% 12/06/23 152,060,000 149,275,394
1.43% 03/09/27
4
160,659,000 143,789,948
1.54% 09/10/27
4
108,910,000 95,811,781
1.76% 01/24/25
4
7,000,000 6,819,892
1.95% 10/21/27
4
59,629,000 53,052,377
1.99% 01/27/32
4
864,000 681,161
2.38% 07/21/32
4
101,204,000 81,130,041
2.62% 04/22/32
4
12,084,000 9,913,704
2.65% 10/21/32
4
14,872,000 12,127,488
3.27% 09/29/25
4
84,987,000 82,165,529
3.50% 04/01/25 31,914,000 30,705,005
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 12,415,000 9,776,812
4.75% 09/15/24 825,000 788,925
5.25% 05/15/27 9,682,000 8,368,830
6.25% 05/15/26 16,575,000 15,119,523
6.38% 12/15/25 8,331,000 7,762,133
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
2
6,449,000 5,568,354
JPMorgan Chase & Co.
0.56% 02/16/25
4
7,895,000 7,619,768
0.65% 09/16/24
4
9,861,000 9,746,610
0.82% 06/01/25
4
30,872,000 29,333,746
1.04% 02/04/27
4
20,745,000 18,493,570
1.56% 12/10/25
4
163,875,000 153,550,334
1.95% 02/04/32
4
55,615,000 44,331,004
2.55% 11/08/32
4
24,664,000 20,238,066
2.74% 10/15/30
4
8,027,000 6,922,159
2.95% 02/24/28
4
39,641,000 36,444,881
2.96% 01/25/33
4
27,277,000 23,047,105
Morgan Stanley
0.79% 05/30/25
4
62,230,000 59,134,841
0.99% 12/10/26
4
24,551,000 21,926,559
1.59% 05/04/27
4
39,486,000 35,360,089
2.48% 09/16/36
4
64,027,000 48,479,317
2.94% 01/21/33
4
5,096,000 4,238,583
2.95% 05/07/32
4
25,820,000 25,487,648
4.66% 03/02/29
4
29,000,000 31,839,174
5.30% 04/20/37
4
1,801,000 1,704,020
Morgan Stanley
(GMTN)
2.24% 07/21/32
4
102,132,000 81,287,546
2.70% 01/22/31
4
6,815,000 5,812,973
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley
(MTN)
1.16% 10/21/25
4
$ 178,926,000 $ 167,308,292
1.79% 02/13/32
4
40,241,000 31,237,155
1.93% 04/28/32
4
68,865,000 53,517,378
2.51% 10/20/32
4
5,380,000 4,347,953
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
2,3,4
107,650,000 96,795,265
4.30% 03/08/29
2,3,4
13,000,000 12,085,873
4.36% 08/01/24
2,3,4
104,478,000 104,270,049
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
2,3
26,855,000 26,556,010
TIAA FSB Holdings, Inc.
5.75% 07/02/25 4,045,000 3,710,981
UBS Group AG
(Switzerland)
1.49% 08/10/27
2,3,4
14,035,000 12,066,514
4.70% 08/05/27
2,3,4
4,285,000 4,103,500
Vonovia SE
(Georgia)
1.00% 06/16/33
3
1,900,000 1,412,096
1.50% 06/14/41
3
6,600,000 4,006,277
Vonovia SE
(EMTN)
(Georgia)
1.63% 09/01/51
3
12,900,000 6,881,852
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
11,700,000 12,483,678
3,298,820,860
Food — 0.62%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,3
22,699,000 18,774,226
4.38% 02/02/52
2,3
63,603,000 44,872,493
5.50% 01/15/30
2,3
26,622,000 25,558,451
5.75% 04/01/33
2,3
69,019,000 65,147,175
6.50% 12/01/52
2,3
34,350,000 32,629,682
Kraft Heinz Foods Co.
6.50% 02/09/40 1,240,000 1,337,862
Pilgrim's Pride Corp.
3.50% 03/01/32 85,672,000 68,335,897
4.25% 04/15/31 1,429,000 1,226,973
5.88% 09/30/27
2
34,697,000 34,287,445
6.25% 07/01/33 18,080,000 17,611,422
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
2
40,667,000 32,959,128
Smithfield Foods, Inc.
2.63% 09/13/31
2
14,435,000 10,682,855
3.00% 10/15/30
2
8,890,000 6,976,618

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
4.25% 02/01/27
2
$ 24,855,000 $ 23,149,558
383,549,785
Health Care — 2.89%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
4,545,000 4,561,612
Amgen, Inc.
4.88% 03/01/53 20,720,000 19,069,920
5.60% 03/02/43 15,575,000 15,649,861
5.65% 03/02/53 49,960,000 50,676,225
5.75% 03/02/63 76,770,000 78,081,811
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
2,805,000 2,643,472
3.95% 04/15/45
2
17,489,000 13,029,161
4.25% 12/15/25
2
17,152,000 16,555,517
4.38% 12/15/28
2
114,521,000 108,693,157
4.40% 07/15/44
2
69,196,000 54,949,281
4.63% 06/25/38
2
46,534,000 40,715,259
4.88% 06/25/48
2
76,416,000 68,805,234
5.50% 08/15/25
2
13,932,000 13,666,569
5.50% 07/30/35
2
3,820,000 3,770,356
Becton Dickinson & Co.
3.36% 06/06/24 1,013,000 991,726
Catalent Pharma Solutions, Inc.
3.13% 02/15/29
2
5,197,000 4,230,410
3.50% 04/01/30
2
17,205,000 13,952,825
5.00% 07/15/27
2
2,973,000 2,731,467
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 20,000,000 17,687,704
Centene Corp.
2.45% 07/15/28 31,858,000 27,352,137
2.50% 03/01/31 13,855,000 11,033,568
3.00% 10/15/30 138,275,000 115,356,886
4.25% 12/15/27 74,814,000 70,019,171
CommonSpirit Health
2.78% 10/01/30 14,835,000 12,493,549
3.35% 10/01/29 11,421,000 10,059,453
CVS Health Corp.
4.78% 03/25/38 18,581,000 17,158,175
4.88% 07/20/35 15,713,000 14,961,420
5.05% 03/25/48 101,799,000 93,967,361
5.13% 07/20/45 55,105,000 51,011,829
5.25% 02/21/33 7,882,000 7,856,181
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 11,506,000 9,960,322
Embecta Corp.
6.75% 02/15/30
2
21,244,000 19,332,899
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
7,910,000 6,423,703
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
67,592,000 58,354,168
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Fresenius SE & Co. KGaA
(EMTN)
(Georgia)
2.88% 05/24/30
3
$ 8,000,000 $ 7,879,404
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,3
23,543,000 20,450,248
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
3
20,825,000 19,502,057
HCA, Inc.
2.38% 07/15/31 563,000 450,783
3.50% 09/01/30 52,030,000 45,632,990
3.63% 03/15/32
2
89,143,000 77,437,847
4.38% 03/15/42
2
15,000,000 12,375,190
4.63% 03/15/52
2
13,589,000 11,188,439
5.25% 06/15/26 25,209,000 24,947,701
5.25% 06/15/49 178,662,000 161,380,203
5.50% 06/15/47 31,777,000 30,020,685
5.63% 09/01/28 24,411,000 24,483,502
5.88% 02/15/26 8,915,000 8,922,125
Illumina, Inc.
5.75% 12/13/27 4,480,000 4,511,724
Kevlar SpA
(Italy)
6.50% 09/01/29
2,3
25,064,000 21,492,380
Medtronic Global Holdings SCA
(Luxembourg)
1.50% 07/02/39
3
7,850,000 6,032,780
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
2
45,844,000 33,985,047
ModivCare, Inc.
5.88% 11/15/25
2
20,685,000 19,180,911
Molina Healthcare, Inc.
3.88% 11/15/30
2
50,144,000 43,249,200
3.88% 05/15/32
2
17,752,000 14,899,791
4.38% 06/15/28
2
19,558,000 18,052,467
NYU Langone Hospitals,
Series 2020
3.38% 07/01/55 4,300,000 3,034,765
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
2
17,313,000 14,326,507
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 1,986,349
Revvity, Inc.
0.55% 09/15/23 35,000,000 34,692,212
0.85% 09/15/24 12,935,000 12,194,180
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
11,885,000 11,777,866
1.75% 09/02/27
3
11,295,000 9,708,756
Tenet Healthcare Corp.
6.75% 05/15/31
2
3,002,000 3,022,243

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
19 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
$ 3,840,000 $ 4,345,313
Universal Health Services, Inc.
1.65% 09/01/26 45,000,000 39,520,321
1,796,486,375
Health Care REITs — 0.20%
Healthcare Reality Holdings LP
2.00% 03/15/31 17,782,000 13,667,393
3.10% 02/15/30 35,467,000 30,367,464
Healthcare Realty Holdings LP
2.05% 03/15/31 17,654,000 13,219,990
2.40% 03/15/30 27,888,000 22,122,278
3.63% 01/15/28 25,359,000 22,472,346
3.88% 05/01/25 9,381,000 8,821,356
Physicians Realty LP
2.63% 11/01/31 4,632,000 3,611,373
3.95% 01/15/28 1,245,000 1,139,487
4.30% 03/15/27 8,717,000 8,223,523
123,645,210
Hotel & Resort REITs — 0.00%
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 1,342,000 1,151,312
Industrial REITs — 0.18%
Prologis Euro Finance LLC
0.50% 02/16/32 14,021,000 11,179,583
0.63% 09/10/31 11,898,000 9,671,351
1.00% 02/06/35 8,648,000 6,458,919
1.00% 02/16/41 8,348,000 5,120,734
1.50% 02/08/34 5,000,000 4,068,639
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 2,720,000 2,471,664
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 30,458,000 30,800,157
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
46,714,000 39,870,921
109,641,968
Industrials — 0.79%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,3
58,055,000 49,170,559
Artera Services LLC
9.03% 12/04/25
2
50,815,000 44,537,740
Berry Global, Inc.
1.50% 01/15/27
2
8,110,000 7,946,487
1.57% 01/15/26 42,992,000 38,824,132
1.65% 01/15/27 16,949,000 14,632,870
4.88% 07/15/26
2
82,131,000 79,022,342
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
1.43% 02/04/24 $ 151,800,000 $ 147,805,500
4.88% 05/01/25 19,940,000 19,660,840
Cellnex Finance Co. SA
(EMTN)
(Spain)
2.00% 09/15/32
3
41,000,000 35,300,984
2.00% 02/15/33
3
7,100,000 6,042,092
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
1
1,785,000 1,780,226
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
1
11,550,000 10,170,663
L3Harris Technologies, Inc.
3.95% 05/28/24 12,890,000 12,662,743
OT Merger Corp.
7.88% 10/15/29
2
33,842,000 20,772,321
TransDigm, Inc.
6.75% 08/15/28
2
1,505,000 1,515,400
Trivium Packaging Finance BV
(Netherlands)
8.50% 08/15/27
2,3
103,000 99,137
489,944,036
Information Technology — 0.75%
Broadcom, Inc.
2.60% 02/15/33
2
46,272,000 36,102,367
3.14% 11/15/35
2
19,662,000 15,066,064
3.42% 04/15/33
2
51,741,000 43,371,645
3.50% 02/15/41
2
3,445,000 2,584,363
Fidelity National Information Services, Inc.
4.50% 08/15/46 4,055,000 3,242,092
5.63% 07/15/52 1,700,000 1,609,906
Fiserv, Inc.
3.20% 07/01/26 5,905,000 5,540,918
5.60% 03/02/33 5,000,000 5,102,393
NCR Corp.
5.00% 10/01/28
2
19,027,000 16,995,107
5.13% 04/15/29
2
15,996,000 14,192,604
5.25% 10/01/30
2
19,987,000 17,405,849
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
4,194,000 4,267,395
Oracle Corp.
2.88% 03/25/31 19,366,000 16,525,102
3.60% 04/01/40 35,483,000 27,465,995
3.60% 04/01/50 41,051,000 29,357,249
3.65% 03/25/41 88,945,000 68,693,504
3.85% 07/15/36 35,336,000 29,513,840
3.95% 03/25/51 56,649,000 42,903,086
4.00% 11/15/47 20,255,000 15,606,620
4.13% 05/15/45 26,924,000 21,177,052
6.25% 11/09/32 14,846,000 15,777,971
6.50% 04/15/38 12,870,000 13,708,395

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
6.90% 11/09/52 $ 17,325,000 $ 19,477,116
465,686,633
Insurance — 1.15%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
2
2,000,000 1,730,000
7.00% 11/15/25
2
2,012,000 1,946,610
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
2
228,000 215,460
Aon Corp.
2.80% 05/15/30 5,650,000 4,904,098
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 41,250,000 32,473,635
Athene Global Funding
1.61% 06/29/26
2
61,330,000 53,232,349
1.99% 08/19/28
2
11,040,000 8,902,101
3.21% 03/08/27
2
26,060,000 23,349,264
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,2
146,955,000 145,518,842
Farmers Exchange Capital
7.05% 07/15/28
2
13,283,000 13,398,781
7.20% 07/15/48
2
18,415,000 19,068,618
Farmers Exchange Capital II
6.15% 11/01/53
2,4
59,331,000 58,325,405
Farmers Exchange Capital III
5.45% 10/15/54
2,4
80,605,000 71,720,470
Farmers Insurance Exchange
4.75% 11/01/57
2,4
23,060,000 18,131,156
Metropolitan Life Global Funding I
3.30% 03/21/29
2
16,005,000 14,430,032
4.30% 08/25/29
2
6,940,000 6,581,794
5.15% 03/28/33
2
20,875,000 20,530,419
Nationwide Mutual Insurance Co.
7.84% 12/15/24
2,4
42,571,000 42,537,482
Protective Life Global Funding
1.90% 07/06/28
2
56,210,000 47,883,648
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
2
102,665,000 71,152,262
4.27% 05/15/47
2
13,496,000 11,190,536
4.38% 09/15/54
2,4
35,635,000 34,402,934
Willis North America, Inc.
2.95% 09/15/29 11,025,000 9,496,372
4.50% 09/15/28 5,079,000 4,832,331
715,954,599
Materials — 0.29%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
5,000,000 4,936,443
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
3,000,000 2,926,620
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
International Flavors & Fragrances, Inc.
1.80% 09/25/26 $ 13,600,000 $ 13,363,208
2.30% 11/01/30
2
68,565,000 54,388,542
3.27% 11/15/40
2
10,351,000 7,252,875
3.47% 12/01/50
2
2,702,000 1,808,561
5.00% 09/26/48 104,037,000 88,225,583
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,3
9,122,000 7,256,825
Valvoline, Inc.
3.63% 06/15/31
2
4,000,000 3,255,680
183,414,337
Office REITs — 0.18%
Hudson Pacific Properties LP
3.25% 01/15/30 41,313,000 26,242,142
3.95% 11/01/27 23,610,000 17,190,317
4.65% 04/01/29 23,120,000 16,336,823
5.95% 02/15/28 32,070,000 25,846,430
Kilroy Realty LP
2.50% 11/15/32 3,705,000 2,596,838
2.65% 11/15/33 35,363,000 24,004,731
112,217,281
Real Estate Investment Trust (REIT) — 0.12%
American Tower Corp.
5.55% 07/15/33 43,050,000 43,399,521
Annington Funding PLC
(EMTN)
(United Kingdom)
2.65% 07/12/25
3
1,375,000 1,587,312
3.18% 07/12/29
3
4,925,000 4,998,528
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69% 07/12/34
3
1,100,000 1,052,688
Crown Castle, Inc.
2.10% 04/01/31 28,220,000 22,625,790
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
4,500,000 4,051,093
77,714,932
Residential REITs — 0.12%
American Homes 4 Rent LP
3.38% 07/15/51 17,118,000 11,264,649
4.30% 04/15/52 6,960,000 5,475,435
Invitation Homes Operating Partnership LP
2.00% 08/15/31 30,593,000 23,746,058
2.30% 11/15/28 3,438,000 2,932,510
2.70% 01/15/34 40,308,000 30,581,067
73,999,719
Retail — 0.17%
Alimentation Couche-Tard, Inc.
(Canada)
3.80% 01/25/50
2,3
18,032,000 13,251,778

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
21 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
2
$ 20,272,000 $ 17,281,880
FirstCash, Inc.
5.63% 01/01/30
2
9,320,000 8,429,272
Michaels Cos., Inc. (The)
7.88% 05/01/29
2
83,531,000 56,383,425
Papa John's International, Inc.
3.88% 09/15/29
2
10,235,000 8,669,341
104,015,696
Retail REITs — 0.03%
Federal Realty OP LP
7.48% 08/15/26 18,825,000 19,399,425
Services — 0.22%
Adtalem Global Education, Inc.
5.50% 03/01/28
2
3,792,000 3,447,834
Global Payments, Inc.
4.88% 03/17/31 3,390,000 3,687,638
5.40% 08/15/32 39,855,000 38,864,782
5.95% 08/15/52 43,315,000 41,633,624
Upbound Group, Inc.
6.38% 02/15/29
2
3,646,000 3,244,940
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
2
6,684,000 6,276,891
Waste Pro USA, Inc.
5.50% 02/15/26
2
44,598,000 41,421,407
138,577,116
Specialized REITs — 0.33%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
45,583,000 40,382,199
2.92% 10/06/51
3
3,500,000 2,425,755
3.94% 07/12/47
3
6,700,000 5,838,831
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
13,651,000 11,187,758
1.63% 04/20/30
3
13,650,000 10,495,019
1.75% 03/12/29
3
42,369,000 34,459,120
CubeSmart LP
2.50% 02/15/32 23,755,000 18,899,068
Extra Space Storage LP
2.35% 03/15/32 51,814,000 40,554,472
2.55% 06/01/31 9,740,000 7,898,040
3.90% 04/01/29 1,430,000 1,304,582
Life Storage LP
2.20% 10/15/30 1,090,000 873,338
2.40% 10/15/31 9,825,000 7,801,876
3.88% 12/15/27 10,980,000 10,207,993
Public Storage
0.50% 09/09/30 18,680,000 15,807,969
208,136,020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0.35%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 $ 14,547,659 $ 13,094,521
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 73,975,449 65,710,203
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 8,907,740 8,120,568
Transnet SOC Ltd.
(South Africa)
8.25% 02/06/28
2,3
5,700,000 5,550,375
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 1,725,622 1,728,714
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 22,301,378 22,078,365
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 6,118 5,818
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 10,892,916 10,487,382
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 27,392,760 24,655,314
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 66,235,000 67,527,699
218,958,959
Total Corporates
(Cost $20,245,268,023) 18,683,341,488
FOREIGN GOVERNMENT OBLIGATIONS — 0.67%
Foreign Government Obligations — 0.67%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
22,393,000 19,896,180
6.00% 10/20/33
3
20,120,000 19,926,967
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
15,429,000 13,211,231
2.55% 07/27/33
3
6,810,000 5,582,026
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
5,971,000 4,670,038
3.13% 04/15/31
3
8,270,000 6,273,457
4.50% 03/15/29
3
7,459,000 6,544,527
8.00% 04/20/33
3
1,670,000 1,704,235
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
2,3
25,047,000 22,013,794

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
2,3
$ 6,705,000 $ 6,914,531
Guatemala Government Bond,
Series REGS
(Guam)
5.25% 08/10/29
3
19,100,000 18,222,469
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
2,3
17,300,000 13,455,940
Hungary Government International Bond,
Series REGS
(Hungary)
5.25% 06/16/29
3
9,550,000 9,312,167
Indonesia Government International Bond
(Indonesia)
2.85% 02/14/30
3
11,861,000 10,553,266
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
36,789,000 30,674,827
3.50% 02/12/34
3
14,767,000 12,405,309
4.75% 04/27/32
3
2,350,000 2,248,339
4.88% 05/19/33
3
10,300,000 9,859,572
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
10,500,000 10,406,550
6.75% 10/28/27
3
7,800,000 8,076,003
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
20,627,000 15,802,344
3.16% 01/23/30
3
28,854,000 25,333,906
6.40% 02/14/35
3
2,690,000 2,811,936
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
8,500,000 8,181,675
Perusahaan Penerbit SBSN Indonesia III
(Indonesia)
2.80% 06/23/30
2,3
7,340,000 6,480,659
Peruvian Government International Bond
(Peru)
1.86% 12/01/32
3
1,000,000 770,645
2.78% 01/23/31
3
27,300,000 23,447,697
2.84% 06/20/30
3
27,321,000 23,977,456
Republic of Poland Government International Bond
(Poland)
4.88% 10/04/33
3
15,660,000 15,403,176
5.75% 11/16/32
3
3,793,000 3,985,389
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
1,556,000 1,376,282
4.85% 09/30/29
3
9,814,000 8,657,322
5.88% 04/20/32
3
10,600,000 9,411,878
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Romanian Government International Bond
(Romania)
6.63% 02/17/28
2,3
$ 2,840,000 $ 2,926,904
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
26,000,000 21,622,770
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/22/30
3
16,040,000 14,574,618
Total Foreign Government Obligations
(Cost $455,934,350) 416,716,085
MORTGAGE-BACKED — 52.08%**
Non-Agency Commercial Mortgage-Backed — 3.29%
1301 Properties Owner LP
2.08% 09/07/25
5,6
47,327,027 47,222,908
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
2,4
122,930,000 108,046,287
BFLD Trust,
Series 2020-OBRK, Class A
(CME Term SOFR 1-Month plus 2.16%)
7.31% 11/15/28
1,2
65,000,000 64,249,154
BGME Trust,
Series 2021-VR, Class A
3.09% 01/10/43
2,4
20,000,000 15,566,439
BGME Trust,
Series 2021-VR, Class B
3.09% 01/10/43
2,4
32,137,000 23,169,166
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
94,283,317 87,636,343
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.97% 07/15/54
4
21,624,000 21,317,518
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(CME Term SOFR 1-Month plus 1.03%)
6.18% 10/15/36
1,2
159,827,152 158,907,395
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
2
180,165,000 148,703,420
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.26% 06/15/27
1,2
152,924,000 152,919,061
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
8.29% 06/15/27
1,2
90,170,000 89,958,425
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41

42,270,000 36,222,309

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
23 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.44% 03/10/39
2,4
$ 272,551,000 $ 4,295,240
Capital Funding Mortgage Trust,
Series 2021-M01, Class A
(LIBOR USD 1-Month plus 2.25%)
7.42% 12/19/24
1,2
90,174,649 77,461,705
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
2
27,645,000 22,253,609
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.74% 05/15/54
4
26,458,000 25,117,079
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.05% 10/10/46 395,756 393,818
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
6.17% 05/15/36
1,2
31,322,075 31,175,891
CSMC 2022-MDR A
7.12% 08/15/25
4
85,000,000 84,138,121
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
2
31,135,000 24,663,167
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14% 12/10/36
2
35,000,000 33,169,456
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3 month Euribor plus 1.15%)
4.53% 11/20/33
1,3
3,031,335 3,172,266
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
2
84,915,000 73,167,999
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
2,4
81,025,000 68,215,515
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E
(LIBOR USD 1-Month plus 1.95%)
7.14% 05/15/36
1,2
26,449,000 26,041,011
Last Mile Securities PE 2021 DAC,
Series 2021-1X, Class A1
(Ireland)
(3 month Euribor plus 0.90%)
4.26% 08/17/31
1,3
5,361,896 5,638,716
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
6.49% 07/15/36
1,2,3
44,185,000 42,685,193
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(SOFR30A plus 1.35%)
6.42% 02/19/37
1,2,3
$ 25,000,000 $ 24,456,165
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
2
147,667,000 119,886,505
Project Colt (Acquired 03/08/2022, cost $100,000,000)
1.95% 03/10/27
4,5,6
100,000,000 94,820,000
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28% 01/11/37
2
9,170,000 8,349,442
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
2,4
48,830,000 46,719,604
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
2,4
56,465,000 39,861,461
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
2,4
8,710,000 5,651,061
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
8.12% 01/15/27
1,2
68,000,000 67,232,606
Taurus UK DAC,
Series 2021-UK1A, Class A
(Ireland)
(SONIA plus 0.85%)
5.57% 05/17/31
1,2,3
4,765,002 5,829,539
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.37% 05/17/31
1,3
4,768,973 5,663,662
Taurus UK DAC,
Series 2021-UK4A, Class A
(Ireland)
(SONIA plus 0.95%)
5.67% 08/17/31
1,2,3
10,582,233 13,023,983
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.82% 08/17/31
1,3
3,043,563 3,561,350
Westfield Galleria at Roseville
3.25% 03/29/25
5,6
141,900,000 138,749,820
2,049,312,409
Non-Agency Mortgage-Backed — 9.67%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 08/25/23)
7.40% 06/25/32 20,793 20,019

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
5.37% 02/25/37
1
$ 3,264,008 $ 3,224,302
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(LIBOR USD 1-Month plus 0.64%)
5.79% 05/25/34
1
124,255 112,785
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(LIBOR USD 1-Month plus 0.30%)
5.45% 06/25/36
1
2,379,350 1,688,935
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP2, Class A2D
(LIBOR USD 1-Month plus 0.44%)
5.59% 08/25/36
1
26,998,646 24,588,202
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(LIBOR USD 1-Month plus 0.38%)
5.53% 06/25/37
1
26,162,488 19,169,171
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(LIBOR USD 1-Month plus 0.54%)
5.69% 01/25/36
1
137,511 125,820
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.12% 11/25/37
2,4
25,924,987 18,161,084
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 07/25/23)
2.86% 07/25/59
2
109,281 102,533
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 25,595,760 23,344,203
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 2,001 1,922
Alternative Loan Trust,
Series 2005-38, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
5.48% 09/25/35
1
276,433 243,200
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
4.98% 02/25/36
1
30,836,673 27,456,442
Alternative Loan Trust,
Series 2005-84, Class 1A1
3.52% 02/25/36
4
25,876 23,322
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
3.94% 02/25/37
4
720,855 619,499
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
5.35% 03/25/37
1
540,942 149,199
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
5.13% 10/25/46
1
$ 31,715,574 $ 22,910,671
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
4.68% 02/25/47
1
44,431,792 17,895,091
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.13%)
5.28% 03/25/47
1
24,806,070 22,009,995
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(LIBOR USD 6-Month plus 1.50%)
4.01% 10/25/34
1
3,105,130 3,021,607
Ameriquest Mortgage Securities Trust,
Series 2006-R1, Class M1
(LIBOR USD 1-Month plus 0.59%)
5.74% 03/25/36
1
251,024 251,135
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(LIBOR USD 1-Month plus 0.74%)
5.89% 10/25/35
1
90,634 88,263
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(LIBOR USD 1-Month plus 0.66%)
5.81% 11/25/35
1
13,356,168 12,838,013
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(LIBOR USD 1-Month plus 0.32%)
5.47% 11/25/36
1
40,174,463 17,603,244
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(LIBOR USD 1-Month plus 0.75%)
5.90% 06/25/37
1
20,943,119 16,260,104
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
6.15% 06/25/37
1
15,299,682 12,683,977
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(LIBOR USD 1-Month plus 0.46%)
5.61% 11/25/36
1
13,472,046 12,874,855
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 10,561 10,365
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.39% 05/20/36
4
2,495,474 2,240,970

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
25 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-E, Class 2A1
4.93% 06/20/36
4
$ 30,281 $ 27,665
Banc of America Funding Trust,
Series 2006-H, Class 3A1
3.90% 09/20/46
4
628,544 529,953
Banc of America Funding Trust,
Series 2015-R5, Class 1A2
(LIBOR USD 1-Month plus 0.13%)
5.28% 10/26/36
1,2
97,216 97,162
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
5.27% 07/25/34
4
17,360 15,964
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
4.12% 04/25/35
4
95,642 90,484
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 337,833 275,055
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 147,030 127,643
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 215,168 106,137
BCAP LLC Trust,
Series 2007-AA5, Class A1
(LIBOR USD 1-Month plus 1.30%)
6.45% 09/25/47
1
12,310,451 10,427,621
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
3.76% 05/25/35
4
7,392 6,552
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.10% 07/25/36
4
1,314,012 659,598
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
4.03% 04/25/34
4
4,060 3,816
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
3.78% 01/25/35
4
1,661,928 1,547,550
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
3.93% 10/25/36
4
195,351 174,713
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(LIBOR USD 1-Month plus 0.25%)
5.40% 08/25/20
1
900,926 439,605
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 95,550 94,003
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(LIBOR USD 1-Month plus 0.28%)
5.43% 11/25/36
1
3,353,198 3,243,406
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 08/25/23)
6.55% 02/25/37 $ 23,913,534 $ 20,558,377
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 08/25/23)
5.50% 01/25/34 423,876 358,781
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 08/25/23)
5.75% 01/25/34 382,153 323,389
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.18%)
5.33% 10/25/36
1
952,349 798,558
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
5.31% 12/25/46
1
13,195,313 11,396,291
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(LIBOR USD 1-Month plus 0.17%)
5.32% 06/25/47
1
2,073,535 1,732,472
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(LIBOR USD 1-Month plus 0.24%)
5.39% 08/25/36
1
46,429,000 37,469,289
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.53%)
5.68% 02/25/36
1
48,170 46,486
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(LIBOR USD 1-Month plus 0.22%)
5.37% 10/25/36
1
22,415,000 18,774,412
Chase Funding Trust,
Series 2003-5, Class 2A2
(LIBOR USD 1-Month plus 0.60%)
5.75% 07/25/33
1
3,059 2,869
Chase Funding Trust,
Series 2004-2, Class 2A2
(LIBOR USD 1-Month plus 0.50%)
5.65% 02/26/35
1
5,102 4,949
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
3.80% 09/25/36
4
383,214 325,457
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 1,314,437 422,989
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
4.14% 06/25/35
4
672,377 653,047
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50% 06/25/36 290,121 164,618

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ChaseFlex Trust,
Series 2006-2, Class A2B
(LIBOR USD 1-Month plus 0.20%)
4.12% 09/25/36
1
$ 4,423,665 $ 3,575,885
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
2,4
149,411,652 128,710,414
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
2,4
94,338,803 85,742,609
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
2,4
89,224,943 80,918,208
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
2,4
134,498,857 110,949,439
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
2,4
108,977,294 100,249,357
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
2,4
121,555,683 102,548,616
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
2,4
211,189,437 181,108,057
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
2,4
79,076,919 68,514,583
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
2,4
73,374,329 64,053,170
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,4
256,568,269 220,474,502
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
2,4
194,431,695 166,368,105
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
2,4
41,064,099 32,278,685
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
2,4
165,561,718 132,293,465
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
2,4
41,549,709 40,046,067
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 08/25/23)
5.00% 07/25/62
2
90,057,051 82,534,199
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
2,4
302,999,138 291,127,268
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
2,4
252,393,027 222,307,400
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
6.50% 10/25/37
1,2
$ 4,806,101 $ 4,797,581
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 77,127 72,211
Citicorp Residential Mortgage Trust,
Series 2006-2, Class A5 (STEP-reset date 08/25/23)
4.89% 09/25/36 1,361 1,354
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 08/25/23)
4.92% 03/25/37 180,411 177,942
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
5.41% 11/25/35
1
98,005 80,828
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
4.42% 03/25/36
4
6,640,259 5,035,276
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.16% 06/25/36
4
978,924 905,303
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
(LIBOR USD 1-Month plus 0.44%)
5.59% 08/25/36
1
32,081 31,933
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 08/25/23)
7.25% 05/25/36 30,167,502 16,071,960
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
3.22% 03/25/37
4
138,873 119,906
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
4.22% 04/25/37
4
50,929 44,350
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
4.35% 02/20/36
1,2
5,943,815 4,862,508
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
4.22% 10/25/35
4
332,776 275,339
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
4
123,786 115,096
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(LIBOR USD 1-Month plus 0.80%)
5.95% 10/25/47
1
6,769,092 6,105,147
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
4.24% 06/19/31
4
6,024 5,681
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 29,966 29,073

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
27 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
3.91% 08/25/34
4
$ 568,407 $ 512,252
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(LIBOR USD 1-Month plus 0.66%)
5.81% 02/25/35
1
63,396 59,376
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
4.60% 06/25/34
4
41,632 38,935
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
4.89% 06/20/34
4
8,760 8,412
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
4.38% 09/20/34
4
508,114 468,997
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49% 04/25/35
4
464,411 396,433
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
5.75% 05/25/35
1
2,198,424 1,809,446
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
4.02% 09/25/47
4
478,703 365,267
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.59% 03/25/37
4
921,548 732,337
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
4.44% 08/25/33
4
5,486 5,276
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,709 2,376
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 13,506 13,255
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
5.01% 06/25/34
4
45,908 44,697
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
2
9,632,936 7,213,724
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
2
9,898,908 8,392,372
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(LIBOR USD 1-Month plus 0.70%)
5.85% 03/25/36
1
3,060,319 1,006,282
Credit Suisse Mortgage Capital Trust,
Series 2007-2, Class 3A4
5.50% 03/25/37 1,075,195 595,267
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(LIBOR USD 1-Month plus 0.20%)
4.63% 11/27/46
1,2
$ 1,718,801 $ 1,677,780
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.50% 02/25/60
2,4
16,275,378 16,285,018
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17% 07/25/66
2,4
7,230,531 5,767,398
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.78% 10/25/61
2,4
229,317,194 162,300,528
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
2,4,5,6
215,334 213,058
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.51% 04/25/61
2,4
237,735,453 201,603,919
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
2,4,5,6
746,963 730,827
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/23)
3.95% 01/25/33 5,684 5,184
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 10/25/36
1
35,319,104 24,982,124
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 10/25/36
1
9,225,292 8,336,270
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(LIBOR USD 1-Month plus 0.30%)
5.45% 11/25/36
1
22,799,809 10,717,832
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 08/25/23)
3.16% 01/25/37 6,103,800 1,857,085
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 08/25/23)
3.16% 01/25/37 11,470,494 3,492,288
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(LIBOR USD 1-Month plus 0.17%)
3.00% 04/25/37
1
20,363,037 12,656,420
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 08/25/23)
3.54% 02/25/37 24,380,701 15,248,305
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 08/25/23)
3.54% 02/25/37 17,850,303 11,175,996

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 08/25/23)
3.54% 02/25/37 $ 3,246,050 $ 2,030,663
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 08/25/23)
6.28% 12/25/36 5,268,016 258,939
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93% 11/25/66
2,4
23,644,721 19,879,753
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(LIBOR USD 1-Month plus 0.38%)
5.53% 08/25/36
1
1,897,105 1,708,933
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(LIBOR USD 1-Month plus 0.26%)
5.41% 12/25/36
1
1,420,795 503,708
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(LIBOR USD 1-Month plus 0.38%)
5.53% 12/25/36
1
26,078,481 9,461,107
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(LIBOR USD 1-Month plus 0.38%)
5.53% 02/25/37
1
354,190 305,038
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(LIBOR USD 1-Month plus 1.70%)
6.87% 10/25/47
1
18,753,995 14,580,429
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(LIBOR USD 1-Month plus 0.70%)
5.85% 06/25/37
1
17,520,376 15,503,411
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 07/25/47
1
27,441,815 25,047,720
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 236,064 201,978
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.50% 02/25/36
4
502,923 346,685
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.72%)
5.88% 01/19/45
1
1,093,121 879,404
DSLA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.50%)
5.66% 02/19/45
1
62,308 60,428
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
5.64% 07/19/45
1
65,570 60,328
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
5.36% 10/19/36
1
$ 13,379,530 $ 9,369,603
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
5.30% 03/19/37
1
5,376,160 4,303,582
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
4
6,592 6,179
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 08/25/23)
5.80% 11/25/32 31,050 29,535
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(LIBOR USD 1-Month plus 3.40%)
8.55% 10/25/39
1,2
12,100,000 12,203,294
Fannie Mae Connecticut Avenue Securities,
Series 2020-R01, Class 1B1
(LIBOR USD 1-Month plus 3.25%)
8.40% 01/25/40
1,2
13,389,636 13,187,187
Fannie Mae Connecticut Avenue Securities,
Series 2020-R02, Class 2B1
(LIBOR USD 1-Month plus 3.00%)
8.15% 01/25/40
1,2
22,901,543 22,033,020
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.17% 10/25/41
1,2
29,460,000 29,107,119
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B2
(SOFR30A plus 6.00%)
11.07% 10/25/41
1,2
2,060,000 2,035,477
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1B1
(SOFR30A plus 3.15%)
8.22% 12/25/41
1,2
27,469,000 26,960,747
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
6.97% 12/25/41
1,2
28,907,099 28,195,166
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
5.47% 10/25/36
1
9,477,549 6,382,330
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(LIBOR USD 1-Month plus 0.48%)
5.63% 10/25/36
1
597,631 403,961
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(LIBOR USD 1-Month plus 0.11%)
5.26% 12/25/37
1
4,907,672 4,216,253

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
29 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(LIBOR USD 1-Month plus 0.16%)
5.31% 12/25/37
1
$ 13,496,540 $ 11,630,472
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
5.36% 12/25/37
1
9,781,853 8,449,826
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(LIBOR USD 1-Month plus 0.30%)
5.45% 04/25/36
1
6,035,060 6,036,356
First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class IIA4
(LIBOR USD 1-Month plus 0.46%)
5.61% 07/25/36
1
18,965,442 18,247,877
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(LIBOR USD 1-Month plus 0.28%)
5.43% 01/25/38
1
51,877,691 27,333,354
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 03/25/37
1
46,811,440 24,755,676
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
5.25% 03/25/37
1
20,745,984 10,036,691
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
5.30% 03/25/37
1
11,893,341 5,783,790
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
5.37% 03/25/37
1
22,277,119 10,905,541
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
5.35% 08/25/34
4
2,618,748 2,518,690
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.18% 09/25/34
4
8,406 7,664
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
5.38% 10/25/34
4
437,158 431,628
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.54% 12/25/35
4
7,237,726 6,026,118
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.13% 02/25/36
4
7,047,014 4,775,339
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.15% 06/25/35
4
7,480,324 6,688,504
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.07% 09/25/35
4
$ 5,563,775 $ 4,829,715
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.19% 10/25/35
4
8,287,762 5,458,954
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.44% 11/25/35
4
7,314,974 6,259,928
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA1, Class 1A1
5.24% 03/25/36
4
8,341,139 6,315,041
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.24% 12/25/34
4
68,508 64,725
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
4.19% 01/25/37
4
43,664 26,647
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
3.93% 11/25/37
4
78,504 40,691
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA1, Class B1
(LIBOR USD 1-Month plus 2.30%)
7.45% 01/25/50
1,2
8,000,000 7,888,059
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA2, Class B1
(LIBOR USD 1-Month plus 2.50%)
7.65% 02/25/50
1,2
31,102,000 30,834,140
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
7.17% 10/25/33
1,2
30,022,000 29,408,228
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA5, Class B1
(SOFR30A plus 3.05%)
8.12% 01/25/34
1,2
12,005,000 11,680,976
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class B1
(SOFR30A plus 3.40%)
8.47% 10/25/41
1,2
30,000,000 29,915,862
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.32% 08/25/33
1,2
12,254,858 12,068,379
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA3, Class M2
(SOFR30A plus 2.10%)
7.17% 09/25/41
1,2
22,095,000 21,022,400
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA4, Class M2
(SOFR30A plus 2.35%)
7.42% 12/25/41
1,2
10,000,000 9,498,887

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
7.47% 02/25/42
1,2
$ 22,000,000 $ 21,735,190
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1B
(SOFR30A plus 2.90%)
7.97% 04/25/42
1,2
7,000,000 7,017,438
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
3.93% 06/25/30
1
8,422 7,779
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
3.62% 11/19/35
4
183,251 160,604
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
0.00% 05/19/36
4
1,542,613 1,273,771
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(LIBOR USD 1-Month plus 0.20%)
5.35% 10/25/45
1
10,486,586 9,866,234
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(LIBOR USD 1-Month plus 0.36%)
5.51% 01/25/37
1
9,662,040 8,391,057
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50% 06/25/52
2,4
58,870,971 47,563,606
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
2,4
67,514,110 54,546,655
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
2
18,307,576 17,287,736
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50% 02/26/52
2,4
8,699,589 7,028,657
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
2,4
75,434,090 60,568,271
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50% 01/25/53
2,4
100,106,250 80,878,813
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00% 02/25/53
2,4
98,044,633 82,781,751
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(LIBOR USD 1-Month plus 0.64%)
5.79% 10/25/35
1
66,191 64,430
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(LIBOR USD 1-Month plus 0.64%)
5.79% 10/25/35
1
22,312 22,120
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Home Equity Trust,
Series 2005-6, Class M1
(LIBOR USD 1-Month plus 0.65%)
5.80% 06/25/35
1
$ 41,695 $ 40,976
GSAMP Trust,
Series 2005-AHL2, Class A2D
(LIBOR USD 1-Month plus 0.70%)
5.85% 12/25/35
1
18,127,664 16,826,328
GSAMP Trust,
Series 2007-HE2, Class A1
(LIBOR USD 1-Month plus 0.24%)
5.39% 03/25/47
1
63,226,372 53,441,926
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(LIBOR USD 1-Month plus 0.28%)
5.43% 01/26/37
1,2
14,572,483 13,359,745
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
4.69% 08/25/34
4
1,788 1,626
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
4.57% 08/25/34
4
41,297 41,052
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
4.00% 10/25/35
4
1,757,942 969,216
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
4.32% 09/25/35
4
42,595 40,077
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
4.03% 05/25/37
4
1,198,522 711,803
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
4.55% 04/19/34
4
3,358 3,158
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(LIBOR USD 1-Month plus 0.68%)
5.84% 01/19/35
1
160,782 146,375
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
4.19% 05/19/34
4
31,234 30,062
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
4.46% 06/19/34
4
1,234 1,176
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
5.64% 06/19/35
1
144,955 138,394
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(LIBOR USD 1-Month plus 0.48%)
5.63% 03/19/36
1
10,280,553 9,337,889
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
5.36% 11/19/36
1
50,143,244 39,932,871

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
31 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(LIBOR USD 1-Month plus 0.36%)
5.52% 05/19/46
1
$ 29,153,466 $ 15,540,338
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
4.89% 07/19/47
1
34,121,886 12,962,835
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 09/19/46
1
51,691,227 45,110,815
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(LIBOR USD 1-Month plus 2.00%)
6.15% 10/25/37
1
16,659,975 12,974,720
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 2.00%)
6.15% 10/25/37
1
12,682,120 11,721,636
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 10/25/36
1
51,821,202 17,069,868
Impac CMB Trust,
Series 2004-8, Class 2A1
(LIBOR USD 1-Month plus 0.70%)
5.85% 10/25/34
1
70,464 69,915
Impac CMB Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
5.67% 04/25/35
1
1,686,198 1,567,262
Impac Secured Assets Trust,
Series 2006-3, Class A1
(LIBOR USD 1-Month plus 0.34%)
5.49% 11/25/36
1
4,022,444 3,540,839
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(LIBOR USD 1-Month plus 0.54%)
5.69% 02/25/37
1
6,665,779 5,931,181
Impac Secured Assets Trust,
Series 2007-2, Class 1A1A
(LIBOR USD 1-Month plus 0.22%)
5.37% 05/25/37
1
2,520,798 1,954,340
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(LIBOR USD 1-Month plus 0.50%)
5.65% 05/25/37
1
31,419,027 24,625,922
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
3.99% 08/25/34
4
623,485 569,885
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
6.01% 09/25/34
1
35,313 31,143
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
3.63% 03/25/35
4
$ 38,958 $ 38,202
IndyMac Index Mortgage Loan Trust,
Series 2005-AR17, Class 3A1
3.69% 09/25/35
4
2,802,182 1,940,479
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.28% 10/25/35
4
17,158,759 13,626,697
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 04/25/35
1
341,691 278,223
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
3.60% 08/25/36
4
10,531,803 7,559,293
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(LIBOR USD 1-Month plus 0.40%)
5.55% 10/25/36
1
11,465,757 9,736,024
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(LIBOR USD 1-Month plus 0.40%)
5.55% 01/25/37
1
27,188,146 22,890,233
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.37% 05/25/36
4
2,698,798 2,274,213
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.49% 05/25/36
4
17,918,933 12,064,947
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
3.55% 03/25/37
4
306,358 255,665
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.10% 06/25/37
4
2,300,484 1,919,147
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.06% 11/25/37
4
1,478,438 1,209,553
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 14,839 14,700
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
3.98% 05/25/36
4
4,046,438 2,380,585
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 08/25/23)
6.33% 07/25/36 28,431,587 8,057,273
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 08/25/23)
6.50% 07/25/36 3,964,716 1,166,382
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A5
(LIBOR USD 1-Month plus 0.26%)
5.41% 06/25/37
1
25,647 25,513

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(LIBOR USD 1-Month plus 0.10%)
3.98% 03/25/47
1
$ 104,121 $ 67,303
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 08/25/23)
4.25% 03/25/47 6,811,368 4,709,853
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 08/25/23)
4.25% 05/25/35 5,732,597 3,963,828
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 08/25/23)
4.25% 03/25/47 2,605,726 1,789,201
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
5.43% 03/25/47
1
240,000 217,878
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
3.97% 11/25/33
4
42,226 39,428
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
5.15% 09/25/34
4
111,324 103,265
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
4.63% 08/25/35
4
55,478 51,770
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,738 1,028,582
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
4.19% 11/25/33
4
1,307 1,273
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
3.85% 05/25/36
4
468,590 394,688
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
3.93% 05/25/36
4
310,015 253,675
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
4.44% 06/25/36
4
274,294 202,947
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
4.44% 06/25/36
4
884,236 658,248
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
4.29% 08/25/36
4
242,535 202,431
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
4.05% 07/25/35
4
567,103 554,368
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
4.26% 05/25/37
4
1,244,419 1,016,132
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
4.20% 05/25/37
4
213,214 183,218
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.12% 06/25/37
4
$ 1,691,509 $ 1,341,596
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
4.40% 06/25/37
4
239,028 191,160
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
2,4
48,193,815 37,309,955
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
2,4
36,993,969 28,593,878
JPMorgan Mortgage Trust,
Series 2021-INV8, Class A2
3.00% 05/25/52
2,4
43,214,770 36,369,620
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(LIBOR USD 1-Month plus 0.20%)
5.35% 06/25/37
1,2
173,404 112,155
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
5.45% 11/25/35
1
1,568,542 1,538,325
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
5.69% 12/25/35
1
256,173 228,614
Lehman XS Trust,
Series 2006-12N, Class A31A
(LIBOR USD 1-Month plus 0.40%)
5.55% 08/25/46
1
7,574,923 7,438,965
Lehman XS Trust,
Series 2006-14N, Class 3A2
(LIBOR USD 1-Month plus 0.24%)
5.39% 08/25/36
1
23,617 24,203
Lehman XS Trust,
Series 2006-5, Class 1A1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 04/25/36
1
18,488,528 15,511,289
Lehman XS Trust,
Series 2006-8, Class 1A1A
(LIBOR USD 1-Month plus 0.16%)
4.66% 06/25/36
1
24,316,624 21,895,562
Lehman XS Trust,
Series 2007-4N, Class 1A3
(LIBOR USD 1-Month plus 0.48%)
5.63% 03/25/47
1
15,516,770 14,240,300
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(LIBOR USD 1-Month plus 0.90%)
6.05% 10/25/34
1
62,665 58,432
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(LIBOR USD 1-Month plus 0.38%)
5.53% 07/25/36
1
26,928,994 18,317,145

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
33 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Luminent Mortgage Trust,
Series 2006-6, Class A1
(LIBOR USD 1-Month plus 0.40%)
5.55% 10/25/46
1
$ 9,464,532 $ 8,447,185
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.81% 01/25/34
4
10,503 10,057
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
3.81% 11/25/33
4
261,210 243,300
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
4.56% 11/21/34
4
1,615,282 1,532,016
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
4.04% 09/25/34
4
1,218,172 1,141,792
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
4.43% 05/25/36
4
5,340,571 2,347,976
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(LIBOR USD 1-Month plus 0.39%)
5.54% 01/25/47
1
81,987,314 34,478,740
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(LIBOR USD 1-Month plus 0.30%)
5.45% 11/25/36
1
12,482,608 4,092,799
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(LIBOR USD 1-Month plus 0.42%)
5.57% 11/25/36
1
3,467,391 1,112,046
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(LIBOR USD 1-Month plus 0.21%)
5.36% 05/25/37
1
14,688,085 13,837,881
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.22% 10/25/32
4
7,386 7,157
Mellon Residential Funding Corp. Mortgage Pass-Through
Certificates,
Series 2001-TBC1, Class A1
(LIBOR USD 1-Month plus 0.70%)
5.89% 11/15/31
1
468,958 447,076
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(LIBOR USD 1-Month plus 0.28%)
5.43% 04/25/37
1
130,447,310 57,664,572
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(LIBOR USD 1-Month plus 0.34%)
5.49% 04/25/37
1
26,220,176 10,554,229
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.50%)
5.65% 04/25/37
1
55,123,506 22,391,527
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.48%)
5.63% 05/25/37
1
$ 26,901,849 $ 21,061,272
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(LIBOR USD 1-Month plus 0.64%)
5.79% 05/25/37
1
13,249,014 10,499,809
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.36%)
5.51% 06/25/37
1
9,928,964 9,101,373
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.50%)
5.65% 06/25/37
1
13,261,171 12,202,167
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(LIBOR USD 1-Month plus 0.24%)
5.39% 07/25/37
1
22,634,380 19,052,821
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(LIBOR USD 1-Month plus 0.32%)
5.47% 07/25/37
1
16,591,563 14,112,376
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
4.30% 10/25/33
4
138,416 133,542
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
4.18% 08/25/34
4
696,485 630,683
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(LIBOR USD 1-Month plus 0.42%)
5.57% 02/25/36
1
4,657 4,297
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 08/25/23)
3.96% 03/25/37 27,343,728 6,279,117
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 08/25/23)
3.96% 03/25/37 21,400,995 4,913,763
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.62% 08/25/36
1
1,683,910 1,491,247
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 5,642,588 5,515,309
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
2
5,967,034 5,776,636
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 100,914 97,558

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 01/25/35
1
$ 64,184 $ 58,487
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
4.36% 09/25/34
4
344,005 327,729
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(LIBOR USD 1-Month plus 0.26%)
5.41% 04/25/35
1
660,574 638,193
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
4
667,722 202,039
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(LIBOR USD 1-Month plus 0.24%)
5.39% 04/25/37
1
4,140,862 1,218,500
MortgageIT Trust,
Series 2005-1, Class 1A1
(LIBOR USD 1-Month plus 0.64%)
5.79% 02/25/35
1
1,742,806 1,676,784
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
5.71% 10/25/35
1
1,869,038 1,836,575
MortgageIT Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
5.67% 12/25/35
1
359,622 342,654
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV4
(LIBOR USD 1-Month plus 0.23%)
5.38% 03/25/37
1
14,667 14,604
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
5.40% 06/25/37
1
4,418,829 4,189,069
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
5.83% 03/25/35
1
122,763 121,104
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
2,4
170,100,144 156,431,407
Nomura Home Equity Loan, Inc., Home Equity Loan Trust,
Series 2006-HE2, Class A4
(LIBOR USD 1-Month plus 0.54%)
5.69% 03/25/36
1
525,983 524,937
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 08/25/23)
6.00% 07/25/59
2
41,700,327 40,967,160
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
20,571,005 4,951,937
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM4, Class A1
1.96% 10/25/61
2,4
$ 5,114,137 $ 4,138,487
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
5.42% 05/25/37
1
5,798,925 5,622,531
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(LIBOR USD 1-Month plus 0.48%)
5.62% 05/25/37
1
15,156,014 11,513,092
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 08/25/23)
3.38% 01/25/36 19,130,129 17,712,029
Popular ABS Mortgage Pass-Through Trust,
Series 2006-D, Class A3
(LIBOR USD 1-Month plus 0.26%)
5.41% 11/25/36
1
7,388 7,311
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
5.46% 06/25/47
1
20,641,567 18,662,753
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 08/25/23)
7.48% 11/25/29 45,554 42,476
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 07/25/23)
5.00% 06/25/52
2
204,867,708 191,380,304
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A1
5.00% 08/25/52
2,4
236,463,455 219,497,486
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/23)
5.56% 06/25/27
2
32,304,732 31,547,629
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 07/25/23)
5.00% 08/25/27
2
76,847,690 73,381,029
Residential Accredit Loans Trust,
Series 2005-QA12, Class CB1
5.17% 12/25/35
4
3,464,020 1,668,670
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.26% 04/25/35
4
63,871 62,698
Residential Accredit Loans Trust,
Series 2005-QA7, Class A1
4.37% 07/25/35
4
2,104,908 1,603,124
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
4.98% 01/25/46
1
3,473,163 2,834,161
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
4.84% 01/25/36
4
98,709 74,232

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
35 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
4.95% 01/25/36
4
$ 8,107,763 $ 5,820,092
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(LIBOR USD 1-Month plus 0.37%)
5.52% 08/25/36
1
13,498,903 12,085,424
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.57% 08/25/36
4,5,6
13,350,629 244,560
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(LIBOR USD 1-Month plus 0.38%)
5.53% 09/25/36
1
129,608 94,668
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.81% 02/25/36
4,5,6
47,473,633 629,519
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.71% 06/25/36
4,5,6
21,212,728 357,129
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.79% 08/25/36
4,5,6
53,254,363 1,177,329
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(LIBOR USD 1-Month plus 0.55%)
5.70% 01/25/37
1
9,782,068 6,597,109
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.47% 09/25/37
4,5,6
40,711,443 714,547
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36% 03/25/37
4,5,6
25,577,372 286,323
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.29% 03/25/37
4,5,6
27,996,729 238,448
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.33% 04/25/37
4,5,6
60,411,599 515,335
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,6
22,421,359 238,926
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,6
53,770,662 810,415
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 13,098 6,359
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
5.65% 04/25/36
1
290,717 283,033
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
4.66% 12/25/34
4
155,449 149,579
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.52% 12/25/34
4
$ 10,729 $ 9,120
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
4.93% 12/25/34
4
252,173 239,664
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,598,882 1,245,152
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.58% 11/25/35
4
2,085,708 1,250,350
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
4.90% 09/25/36
4
133,736 114,041
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.21% 11/25/36
4
33,974 28,408
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
4.57% 04/25/37
4
786,399 594,195
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 08/25/23)
6.81% 06/25/16 8 11
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
5.39% 05/25/47
1
156,773 112,095
Saxon Asset Securities Trust,
Series 2007-3, Class 2A3
(LIBOR USD 1-Month plus 0.40%)
5.55% 09/25/47
1
23,420,997 21,457,566
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 08/25/23)
2.86% 01/25/36 5,601,656 4,482,366
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(LIBOR USD 1-Month plus 0.28%)
5.43% 06/25/36
1
200,651 127,087
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(LIBOR USD 1-Month plus 0.22%)
5.37% 02/25/37
1
5,232,305 2,294,997
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(LIBOR USD 1-Month plus 0.54%)
5.69% 02/25/37
1
25,901,544 11,383,635
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
5.38% 02/25/37
1
34,190,507 15,017,907
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(LIBOR USD 1-Month plus 0.13%)
5.28% 05/25/37
1
11,628,199 8,740,561

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(LIBOR USD 1-Month plus 0.35%)
5.50% 05/25/37
1
$ 8,769,887 $ 6,591,843
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.30%)
5.45% 12/25/36
1
25,749,629 14,090,933
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(LIBOR USD 1-Month plus 0.28%)
5.43% 01/25/37
1
12,733,535 10,530,759
Sequoia Mortgage Trust,
Series 2003-2, Class A1
(LIBOR USD 1-Month plus 0.66%)
5.82% 06/20/33
1
18,852 18,185
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(LIBOR USD 1-Month plus 0.64%)
5.79% 01/20/34
1
594 561
Sequoia Mortgage Trust,
Series 2004-3, Class A
(LIBOR USD 6-Month plus 0.50%)
5.91% 05/20/34
1
53,444 53,261
Sequoia Mortgage Trust,
Series 2004-4, Class A
(LIBOR USD 6-Month plus 0.52%)
5.93% 05/20/34
1
53,007 49,080
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.24%)
5.39% 12/25/36
1,2
12,021,310 7,283,606
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.83% 06/25/35
1
6,546,727 6,319,070
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
4.72% 02/25/34
4
13,402 12,570
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
4.98% 09/25/34
4
1,876,112 1,819,519
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.15% 10/25/34
4
24,652 24,619
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
5.60% 10/25/34
4
2,751,516 2,703,412
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
4.51% 10/25/34
4
1,194,597 1,110,934
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
3.62% 11/25/34
4
24,598 21,908
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
4.89% 01/25/35
4
$ 262,259 $ 249,778
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.30% 06/25/35
4
340,444 301,306
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
3.69% 09/25/35
4
9,096,148 5,640,117
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 01/25/37
1
14,635,294 12,564,197
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-9, Class 2A1
3.94% 10/25/47
4
444,591 279,781
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(LIBOR USD 1-Month plus 0.56%)
5.71% 02/25/36
1
245,803 202,914
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
4.43% 02/25/36
1
7,929,124 6,854,824
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(LIBOR USD 1-Month plus 0.42%)
5.57% 08/25/36
1
9,855,539 7,710,438
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
5.27% 10/25/36
1
8,398,322 7,382,799
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
5.48% 08/25/47
1
85,185,421 69,989,254
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 1997-2, Class 2A4
7.25% 03/28/30 271 259
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
5.30% 09/25/33
4
81,625 79,204
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 5A4
5.63% 11/25/33
4
615,129 589,302
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 789,686 731,222
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
5.07% 06/25/37

1,436,909 984,324

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
37 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
3.50% 12/25/44
4
$ 59,909 $ 55,246
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(LIBOR USD 1-Month plus 0.46%)
1.56% 01/25/37
1
9,736,119 3,782,107
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(LIBOR USD 1-Month plus 0.48%)
1.68% 08/25/36
1
13,535,698 4,889,539
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
5.26% 01/25/37
1
2,917,782 1,338,008
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A3
(LIBOR USD 1-Month plus 0.15%)
5.30% 01/25/37
1
35,894,870 16,405,635
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(LIBOR USD 1-Month plus 0.23%)
5.38% 01/25/37
1
9,041,425 4,150,408
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
5.35% 06/25/33
4
1,395,031 1,310,859
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
4.52% 06/25/34
4
13,788 12,617
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.84%)
5.99% 05/25/44
1
58,579 58,467
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(LIBOR USD 1-Month plus 0.55%)
5.50% 05/25/35
1
1,325,186 996,473
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
5.50% 06/25/35
1
2,668,308 2,265,471
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.79% 01/25/45
1
324,130 296,248
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.64%)
5.79% 08/25/45
1
14,353,788 13,656,220
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
5.73% 10/25/45
1
2,196,824 2,075,443
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
3.77% 12/25/35
4
1,982,543 1,825,850
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(LIBOR USD 1-Month plus 0.52%)
5.67% 11/25/45
1
$ 14,615,852 $ 12,818,268
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(LIBOR USD 1-Month plus 0.54%)
5.69% 12/25/45
1
6,796,784 6,179,875
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(LIBOR USD 1-Month plus 0.58%)
5.73% 12/25/45
1
6,608,854 6,198,906
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 1A1A
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/45
1
7,967,482 7,432,326
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.62%)
5.77% 01/25/45
1
381,381 374,764
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
5.81% 01/25/45
1
32,434 31,898
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(LIBOR USD 1-Month plus 0.76%)
5.91% 01/25/45
1
1,354,283 1,336,223
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
5.61% 04/25/45
1
60,261 58,933
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(LIBOR USD 1-Month plus 0.54%)
5.69% 07/25/45
1
64,100 58,790
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR1, Class 2A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.07%)
5.05% 01/25/46
1
12,275,634 11,350,833
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
3.75% 09/25/36
4
6,556,547 5,623,168
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
3.63% 12/25/36
4
372,694 322,923
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
4.98% 02/25/46
1
7,930,040 6,816,179

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.03% 05/25/46
1
$ 2,767,259 $ 2,478,804
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
4.96% 07/25/46
1
5,407,044 4,744,281
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
4.08% 07/25/37
4
146,408 136,636
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
4.68% 02/25/47
1
7,730,084 6,598,281
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
4.71% 11/25/30
4
68,998 68,429
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 73,367 61,768
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
4.65% 03/25/36
4
1,260,101 1,145,669
6,012,921,116
U.S. Agency Commercial Mortgage-Backed — 0.66%
Fannie Mae Pool AM4869
4.07% 12/01/25 1,659,348 1,622,523
Fannie Mae Pool AM6770
3.77% 09/01/29 153,373 147,475
Fannie Mae Pool AN7981
2.95% 01/01/28 99,258 92,527
Fannie Mae Pool BL6060
2.46% 04/01/40 126,370,000 90,757,908
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K154, Class A2
3.42% 04/25/32 750,000 701,626
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K157, Class A3
3.99% 08/25/33
4
300,000 285,895
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 33,580,476 25,430,911
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.77% 09/16/62
4
562,512,331 31,408,664
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99% 05/16/63
4
61,392,330 4,303,768
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 $ 42,845,417 $ 32,803,085
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03% 11/16/63
4
33,876,986 2,532,867
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
4
137,418,338 9,847,371
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 99,550,245 77,397,881
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 68,787,272 53,063,499
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 74,738,012 56,471,249
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94% 01/16/61
4
114,292,868 7,649,610
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53% 02/01/62
4
276,030,343 12,595,748
407,112,607
U.S. Agency Mortgage-Backed — 38.46%
Fannie Mae Pool 190375
5.50% 11/01/36 329,140 338,250
Fannie Mae Pool 190396
4.50% 06/01/39 4,648 4,593
Fannie Mae Pool 313182
7.50% 10/01/26 424 425
Fannie Mae Pool 394854
6.50% 05/01/27 195 199
Fannie Mae Pool 545191
7.00% 09/01/31 1,327 1,345
Fannie Mae Pool 545756
7.00% 06/01/32 277 288
Fannie Mae Pool 613142
7.00% 11/01/31 5,681 5,869
Fannie Mae Pool 625666
7.00% 01/01/32 4,323 4,394
Fannie Mae Pool 633698
7.50% 02/01/31 19,384 20,079
Fannie Mae Pool 655928
7.00% 08/01/32 65,340 68,231
Fannie Mae Pool 725257
5.50% 02/01/34 452,884 463,680
Fannie Mae Pool 734830
4.50% 08/01/33 6,100 6,008
Fannie Mae Pool 734922
4.50% 09/01/33 750,852 740,124
Fannie Mae Pool 735207
7.00% 04/01/34 10,070 10,270

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
39 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735224
5.50% 02/01/35 $ 1,574,617 $ 1,612,102
Fannie Mae Pool 735651
4.50% 06/01/35 1,813,933 1,786,665
Fannie Mae Pool 740297
5.50% 10/01/33 908 930
Fannie Mae Pool 745147
4.50% 12/01/35 11,026 10,875
Fannie Mae Pool 753168
4.50% 12/01/33 3,867 3,812
Fannie Mae Pool 815422
4.50% 02/01/35 18,639 18,316
Fannie Mae Pool 839109
(LIBOR USD 12-Month plus 1.91%)
4.16% 11/01/35
1
3,229 3,162
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.56%)
3.81% 12/01/35
1
1,520 1,488
Fannie Mae Pool 888412
7.00% 04/01/37 65,810 67,206
Fannie Mae Pool 889184
5.50% 09/01/36 1,634,552 1,673,526
Fannie Mae Pool AB1613
4.00% 10/01/40 15,488,101 14,901,368
Fannie Mae Pool AB1803
4.00% 11/01/40 18,419,435 17,807,446
Fannie Mae Pool AB2127
3.50% 01/01/26 3,211,046 3,133,548
Fannie Mae Pool AB3679
3.50% 10/01/41 6,291,329 5,894,181
Fannie Mae Pool AB3864
3.50% 11/01/41 4,758,507 4,458,135
Fannie Mae Pool AB4045
3.50% 12/01/41 6,156,855 5,765,611
Fannie Mae Pool AB4262
3.50% 01/01/32 3,030,643 2,894,314
Fannie Mae Pool AB6385
3.00% 10/01/42 204,260 184,755
Fannie Mae Pool AB9703
3.50% 06/01/43 10,785,908 10,041,694
Fannie Mae Pool AC8279
4.50% 08/01/39 6,395 6,319
Fannie Mae Pool AE0138
4.50% 03/01/40 27,126 26,804
Fannie Mae Pool AE0482
5.50% 01/01/38 3,866,289 3,922,085
Fannie Mae Pool AH3780
4.00% 02/01/41 7,318,607 7,107,389
Fannie Mae Pool AJ1404
4.00% 09/01/41 9,376,653 9,021,367
Fannie Mae Pool AL0209
4.50% 05/01/41 11,043,449 10,855,898
Fannie Mae Pool AL0851
6.00% 10/01/40 6,385,489 6,722,164
Fannie Mae Pool AL2521
3.50% 09/01/42 71,208 66,375
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL4597
4.00% 01/01/44 $ 29,039,738 $ 28,073,970
Fannie Mae Pool AL6348
3.50% 02/01/45 24,356 22,487
Fannie Mae Pool AL7092
3.00% 07/01/45 39,275 35,481
Fannie Mae Pool AL8037
4.50% 07/01/34 93,765 92,080
Fannie Mae Pool AL8256
3.00% 08/01/43 359,872 325,507
Fannie Mae Pool AL8356
4.50% 07/01/34 214,310 210,470
Fannie Mae Pool AL8960
4.50% 05/01/46 16,911,120 16,645,102
Fannie Mae Pool AL9106
4.50% 02/01/46 21,189,765 20,856,443
Fannie Mae Pool AL9217
3.50% 10/01/46 14,916,870 13,892,247
Fannie Mae Pool AL9472
4.00% 10/01/43 3,617,864 3,480,870
Fannie Mae Pool AL9722
4.50% 08/01/46 69,473,690 68,380,846
Fannie Mae Pool AL9846
4.50% 02/01/47 73,305,486 72,152,367
Fannie Mae Pool AS8605
3.00% 01/01/32 106,550 100,376
Fannie Mae Pool AS8663
4.50% 01/01/47 13,942,055 13,667,208
Fannie Mae Pool AS9830
4.00% 06/01/47 22,785,678 21,745,574
Fannie Mae Pool AS9972
4.00% 07/01/47 21,031,669 20,032,092
Fannie Mae Pool AT9649
4.00% 07/01/43 123,353 119,562
Fannie Mae Pool AU3739
3.50% 08/01/43 21,219,731 19,905,985
Fannie Mae Pool BD2450
3.50% 01/01/47 41,801 38,744
Fannie Mae Pool BM4299
3.00% 03/01/30 15,970,345 15,392,542
Fannie Mae Pool BM4304
3.00% 02/01/30 20,082,421 19,378,567
Fannie Mae Pool BM5164
4.00% 11/01/48 25,914,857 24,796,387
Fannie Mae Pool BM5507
3.00% 09/01/48 5,598,503 5,013,180
Fannie Mae Pool BN4316
4.00% 01/01/49 17,502 16,784
Fannie Mae Pool BQ6913
2.00% 12/01/51 446,626,605 364,866,937
Fannie Mae Pool BQ7006
2.00% 01/01/52 105,959,676 86,562,650
Fannie Mae Pool BT6823
2.50% 10/01/51 109,012,570 92,723,879
Fannie Mae Pool BU1450
2.00% 01/01/52 179,879,536 146,894,495

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BU1452
2.00% 01/01/52 $ 268,433,002 $ 219,170,532
Fannie Mae Pool BV2994
2.50% 04/01/52 2,693,788 2,285,326
Fannie Mae Pool BV7773
2.50% 04/01/52 96,815,913 82,203,695
Fannie Mae Pool BV8459
3.00% 04/01/52 140,603,962 123,887,976
Fannie Mae Pool CA0862
3.50% 09/01/47 2,214,686 2,046,644
Fannie Mae Pool CA0996
3.50% 01/01/48 30,845 28,639
Fannie Mae Pool CA1187
3.50% 02/01/48 34,974,619 32,292,976
Fannie Mae Pool CA1191
3.50% 11/01/47 2,580,830 2,384,199
Fannie Mae Pool CA1710
4.50% 05/01/48 78,883 77,021
Fannie Mae Pool CA1711
4.50% 05/01/48 7,926,003 7,738,961
Fannie Mae Pool CA2208
4.50% 08/01/48 17,233,662 16,826,973
Fannie Mae Pool CA2327
4.00% 09/01/48 23,501,175 22,551,847
Fannie Mae Pool CA2493
4.50% 10/01/48 4,458,343 4,353,735
Fannie Mae Pool CA3633
3.50% 06/01/49 17,366,098 16,097,105
Fannie Mae Pool CA4011
3.50% 08/01/49 15,552,089 14,080,451
Fannie Mae Pool CA5689
3.00% 05/01/50 58,076,870 51,853,809
Fannie Mae Pool CB0610
2.50% 05/01/51 61,520,491 52,293,011
Fannie Mae Pool CB2313
2.50% 12/01/51 153,403,118 130,468,953
Fannie Mae Pool CB2365
2.00% 09/01/51 161,253,759 132,055,947
Fannie Mae Pool CB2767
2.00% 01/01/52 71,299,518 58,269,169
Fannie Mae Pool FM2310
3.00% 01/01/48 8,779,152 7,860,225
Fannie Mae Pool FM2318
3.50% 09/01/49 150,235,606 138,698,756
Fannie Mae Pool FM2388
3.50% 04/01/48 15,452,837 14,405,886
Fannie Mae Pool FM9672
2.50% 12/01/51 122,018,550 103,601,818
Fannie Mae Pool FS1598
2.00% 04/01/52 100,191,133 81,660,460
Fannie Mae Pool FS1622
2.00% 03/01/52 198,170,865 161,955,546
Fannie Mae Pool FS2536
2.50% 02/01/52 3,755,430 3,192,819
Fannie Mae Pool FS2943
2.00% 02/01/51 41,360,265 33,879,312
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1146
4.00% 08/01/42 $ 17,575,087 $ 16,881,970
Fannie Mae Pool MA1177
3.50% 09/01/42 23,377,507 21,849,913
Fannie Mae Pool MA1404
3.50% 04/01/43 48,912 45,520
Fannie Mae Pool MA1432
3.00% 05/01/33 37,768 35,389
Fannie Mae Pool MA1459
3.00% 06/01/33 17,971 16,839
Fannie Mae Pool MA1527
3.00% 08/01/33 26,204,596 24,553,624
Fannie Mae Pool MA1561
3.00% 09/01/33 16,591,196 15,545,898
Fannie Mae Pool MA1582
3.50% 09/01/43 8,100,655 7,548,194
Fannie Mae Pool MA1584
3.50% 09/01/33 25,298,516 24,146,093
Fannie Mae Pool MA1608
3.50% 10/01/33 17,492,157 16,695,337
Fannie Mae Pool MA1982
3.50% 08/01/34 35,141 33,276
Fannie Mae Pool MA2895
3.00% 02/01/47 39,767 35,559
Fannie Mae Pool MA2960
4.00% 04/01/47 19,665,832 18,731,169
Fannie Mae Pool MA3027
4.00% 06/01/47 14,771,013 14,068,987
Fannie Mae Pool MA3029
3.00% 06/01/32 16,464,655 15,608,176
Fannie Mae Pool MA3060
3.00% 07/01/32 7,331 6,920
Fannie Mae Pool MA3120
3.50% 09/01/47 1,139,528 1,053,065
Fannie Mae Pool MA3182
3.50% 11/01/47 24,151,905 22,300,082
Fannie Mae Pool MA3210
3.50% 12/01/47 41,964,746 38,820,867
Fannie Mae Pool MA3238
3.50% 01/01/48 36,178,568 33,438,021
Fannie Mae Pool MA3276
3.50% 02/01/48 14,219,561 13,142,421
Fannie Mae Pool MA3305
3.50% 03/01/48 18,975,395 17,518,892
Fannie Mae Pool MA3332
3.50% 04/01/48 52,038,195 48,043,877
Fannie Mae Pool MA3364
3.50% 05/01/33 6,151,813 5,893,693
Fannie Mae Pool MA3537
4.50% 12/01/48 10,132,702 9,893,585
Fannie Mae Pool MA3811
3.00% 10/01/49 5,730,995 5,012,778
Fannie Mae Pool MA3846
3.00% 11/01/49 31,668 27,699
Fannie Mae Pool MA3942
3.00% 02/01/50 11,310,997 9,748,266

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
41 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3997
3.00% 04/01/50 $ 13,787,794 $ 12,034,646
Fannie Mae Pool MA4093
2.00% 08/01/40 150,812,049 128,224,425
Fannie Mae Pool MA4128
2.00% 09/01/40 124,527,110 105,854,474
Fannie Mae Pool MA4152
2.00% 10/01/40 156,354,971 132,896,911
Fannie Mae Pool MA4158
2.00% 10/01/50 173,377,819 142,066,834
Fannie Mae Pool MA4176
2.00% 11/01/40 38,689,284 32,874,746
Fannie Mae Pool MA4237
2.00% 01/01/51 2,352,720 1,936,831
Fannie Mae Pool MA4281
2.00% 03/01/51 38,188,753 31,236,944
Fannie Mae Pool MA4305
2.00% 04/01/51 85,716,279 70,102,014
Fannie Mae Pool MA4333
2.00% 05/01/41 72,007,653 61,214,713
Fannie Mae Pool MA4492
2.00% 12/01/51 94,131,258 76,911,680
Fannie Mae Pool MA4493
2.50% 12/01/51 153,408,355 130,199,495
Fannie Mae Pool MA4547
2.00% 02/01/52 18,632,153 15,188,876
Fannie Mae Pool MA4548
2.50% 02/01/52 179,906,146 152,674,550
Fannie Mae Pool MA4563
2.50% 03/01/52 219,788,629 186,315,671
Fannie Mae Pool MA4578
2.50% 04/01/52 355,047,828 300,975,418
Fannie Mae REMICS,
Series 1994-55, Class H
7.00% 03/25/24 535 534
Fannie Mae REMICS,
Series 1997-34, Class SA
(Cost of Funds for the 11th District of San Francisco plus
0.00%)
31.76% 10/25/23
1
54 55
Fannie Mae REMICS,
Series 1998-37, Class VZ
6.00% 06/17/28 144 143
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 11,755 11,234
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 55,948 56,993
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.45% 11/25/35
1
17,638 175
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X LIBOR USD 1-Month plus 6.10%, 6.10% Cap)
0.95% 10/25/25
1
$ 483,707 $ 2,343
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 22,125 21,662
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X LIBOR USD 1-Month plus 29.00%, 29.00% Cap)
8.40% 04/25/36
1
697,924 740,413
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
1.25% 03/25/37
1
653,376 54,495
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.11%, 6.11% Cap)
0.96% 04/25/37
1
1,429,538 103,424
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
5.62% 07/25/37
1
1,949 1,929
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 140,875 145,316
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.45% 10/25/40
1
1,922,933 168,051
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X LIBOR USD 1-Month plus 6.35%, 6.35% Cap)
1.20% 03/25/40
1
3,905,258 363,724
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.42%, 6.42% Cap)
1.27% 05/25/40
1
6,902,157 652,480
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 8,302,341 7,986,178
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 7,074,309 6,767,229
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 6,111,565 5,696,019
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
10
9,384,208 6,977,956
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43

5,425,622 4,128,352

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 42
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2016-45, Class AF
(LIBOR USD 1-Month plus 0.50%)
5.65% 07/25/46
1
$ 7,032,732 $ 6,858,955
Fannie Mae REMICS,
Series 2016-72, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 10/25/46
1
14,229,111 13,873,944
Fannie Mae REMICS,
Series 2016-74, Class GF
(LIBOR USD 1-Month plus 0.50%)
5.65% 10/25/46
1
11,462,981 11,127,017
Fannie Mae REMICS,
Series 2016-75, Class FL
(LIBOR USD 1-Month plus 0.50%)
5.65% 10/25/46
1
11,262,804 10,936,792
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 23,422,122 22,510,664
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 13,756,247 12,241,472
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 18,225 17,237
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 15,477,481 13,914,858
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 7,700,413 7,390,529
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 15,840 15,332
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 625,349 602,766
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 3,502,564 3,242,045
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,310,701 1,208,278
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 1,303,871 1,188,605
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 4,006,508 3,690,556
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 14,613,789 13,021,921
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 4,240,619 3,754,157
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
5.60% 11/25/49
1
$ 27,685,328 $ 26,808,613
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
5.65% 01/25/50
1
75,773 73,842
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 16,390 16,307
Freddie Mac Gold Pool A24156
6.50% 10/01/31 48,380 49,486
Freddie Mac Gold Pool A25162
5.50% 05/01/34 801,498 811,141
Freddie Mac Gold Pool A39012
5.50% 06/01/35 19,615 19,908
Freddie Mac Gold Pool A54856
5.00% 01/01/34 1,714,938 1,727,498
Freddie Mac Gold Pool A61164
5.00% 04/01/36 5,347 5,326
Freddie Mac Gold Pool A97038
4.00% 02/01/41 5,684,429 5,467,381
Freddie Mac Gold Pool C01492
5.00% 02/01/33 208,883 207,807
Freddie Mac Gold Pool C04546
3.00% 02/01/43 10,342,586 9,354,909
Freddie Mac Gold Pool C04573
3.00% 03/01/43 12,662,139 11,452,890
Freddie Mac Gold Pool C46104
6.50% 09/01/29 5,608 5,742
Freddie Mac Gold Pool C55789
7.50% 10/01/27 1,193 1,191
Freddie Mac Gold Pool G00992
7.00% 11/01/28 275 278
Freddie Mac Gold Pool G01515
5.00% 02/01/33 262,888 261,305
Freddie Mac Gold Pool G02579
5.00% 12/01/34 371,703 375,016
Freddie Mac Gold Pool G02884
6.00% 04/01/37 1,143,349 1,201,913
Freddie Mac Gold Pool G02955
5.50% 03/01/37 1,699,698 1,745,741
Freddie Mac Gold Pool G03357
5.50% 08/01/37 591,065 601,692
Freddie Mac Gold Pool G03676
5.50% 12/01/37 1,048,825 1,077,651
Freddie Mac Gold Pool G03783
5.50% 01/01/38 955,693 981,961
Freddie Mac Gold Pool G03985
6.00% 03/01/38 6,031 6,212
Freddie Mac Gold Pool G04438
5.50% 05/01/38 2,593,095 2,671,110
Freddie Mac Gold Pool G04703
5.50% 08/01/38 1,986,027 2,045,778

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
43 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G04706
5.50% 09/01/38 $ 82,313 $ 84,789
Freddie Mac Gold Pool G05866
4.50% 02/01/40 8,348,469 8,259,046
Freddie Mac Gold Pool G06361
4.00% 03/01/41 11,415 11,066
Freddie Mac Gold Pool G06498
4.00% 04/01/41 10,934,095 10,531,778
Freddie Mac Gold Pool G06499
4.00% 03/01/41 4,796,805 4,619,671
Freddie Mac Gold Pool G07408
3.50% 06/01/43 11,999,262 11,243,078
Freddie Mac Gold Pool G07786
4.00% 08/01/44 91,820,417 88,631,526
Freddie Mac Gold Pool G07848
3.50% 04/01/44 57,262,460 53,422,052
Freddie Mac Gold Pool G07849
3.50% 05/01/44 7,518,870 7,014,770
Freddie Mac Gold Pool G07924
3.50% 01/01/45 8,352,417 7,785,156
Freddie Mac Gold Pool G07925
4.00% 02/01/45 6,024,724 5,810,621
Freddie Mac Gold Pool G08676
3.50% 11/01/45 20,133,842 18,706,372
Freddie Mac Gold Pool G08681
3.50% 12/01/45 13,538,808 12,578,920
Freddie Mac Gold Pool G08698
3.50% 03/01/46 693 644
Freddie Mac Gold Pool G08710
3.00% 06/01/46 81,267,853 72,858,952
Freddie Mac Gold Pool G08711
3.50% 06/01/46 5,758,504 5,325,605
Freddie Mac Gold Pool G08715
3.00% 08/01/46 110,996,224 99,511,286
Freddie Mac Gold Pool G08721
3.00% 09/01/46 11,269,966 10,116,626
Freddie Mac Gold Pool G08722
3.50% 09/01/46 25,720,587 23,787,028
Freddie Mac Gold Pool G08726
3.00% 10/01/46 120,516,727 108,183,352
Freddie Mac Gold Pool G08727
3.50% 10/01/46 22,624,229 20,923,440
Freddie Mac Gold Pool G08732
3.00% 11/01/46 74,124,947 66,400,204
Freddie Mac Gold Pool G08741
3.00% 01/01/47 47,303,223 42,373,638
Freddie Mac Gold Pool G08742
3.50% 01/01/47 36,077,203 33,365,080
Freddie Mac Gold Pool G08747
3.00% 02/01/47 16,650,152 14,914,999
Freddie Mac Gold Pool G08757
3.50% 04/01/47 13,193,836 12,196,362
Freddie Mac Gold Pool G08758
4.00% 04/01/47 10,226 9,768
Freddie Mac Gold Pool G08762
4.00% 05/01/47 10,254,526 9,795,347
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08779
3.50% 09/01/47 $ 51,275 $ 47,440
Freddie Mac Gold Pool G08784
3.50% 10/01/47 45,188 41,772
Freddie Mac Gold Pool G08792
3.50% 12/01/47 38,675 35,751
Freddie Mac Gold Pool G08826
5.00% 06/01/48 7,122,612 7,098,368
Freddie Mac Gold Pool G08833
5.00% 07/01/48 4,415,190 4,400,162
Freddie Mac Gold Pool G08838
5.00% 09/01/48 2,252,752 2,247,448
Freddie Mac Gold Pool G08840
5.00% 08/01/48 677,367 675,594
Freddie Mac Gold Pool G08843
4.50% 10/01/48 5,293,193 5,174,883
Freddie Mac Gold Pool G08844
5.00% 10/01/48 5,768,432 5,748,573
Freddie Mac Gold Pool G08848
4.50% 11/01/48 951,385 933,203
Freddie Mac Gold Pool G08849
5.00% 11/01/48 2,294,279 2,286,594
Freddie Mac Gold Pool G16085
2.50% 02/01/32 2,341,062 2,174,010
Freddie Mac Gold Pool G16502
3.50% 05/01/33 42,335 40,607
Freddie Mac Gold Pool G16524
3.50% 05/01/33 16,654,869 15,980,425
Freddie Mac Gold Pool G16584
3.50% 08/01/33 2,410,873 2,312,491
Freddie Mac Gold Pool G16607
3.50% 09/01/33 23,794,637 22,850,210
Freddie Mac Gold Pool G16623
2.50% 09/01/32 18,384,348 17,073,020
Freddie Mac Gold Pool G16755
3.50% 02/01/34 23,355,946 22,418,243
Freddie Mac Gold Pool G16756
3.50% 01/01/34 2,187,303 2,100,401
Freddie Mac Gold Pool G18592
3.00% 03/01/31 16,371 15,599
Freddie Mac Gold Pool G18596
3.00% 04/01/31 19,095,755 18,120,921
Freddie Mac Gold Pool G18691
3.00% 06/01/33 6,863,136 6,465,896
Freddie Mac Gold Pool G18692
3.50% 06/01/33 9,548,446 9,165,732
Freddie Mac Gold Pool G18713
3.50% 11/01/33 11,309,782 10,844,280
Freddie Mac Gold Pool G18716
3.50% 12/01/33 32,308 31,024
Freddie Mac Gold Pool G60023
3.50% 04/01/45 8,997,096 8,425,414
Freddie Mac Gold Pool G60080
3.50% 06/01/45 93,651,605 87,320,452
Freddie Mac Gold Pool G60138
3.50% 08/01/45 75,380,323 70,590,601

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 44
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G60238
3.50% 10/01/45 $ 28,904,683 $ 26,945,938
Freddie Mac Gold Pool G60344
4.00% 12/01/45 69,580 66,925
Freddie Mac Gold Pool G67700
3.50% 08/01/46 21,989,651 20,488,013
Freddie Mac Gold Pool G67703
3.50% 04/01/47 158,138,475 147,058,030
Freddie Mac Gold Pool G67706
3.50% 12/01/47 92,359,698 85,613,897
Freddie Mac Gold Pool G67707
3.50% 01/01/48 287,859,751 268,735,383
Freddie Mac Gold Pool G67709
3.50% 03/01/48 189,448,063 176,344,745
Freddie Mac Gold Pool G67711
4.00% 03/01/48 46,936,060 45,085,974
Freddie Mac Gold Pool G67713
4.00% 06/01/48 417,285 400,446
Freddie Mac Gold Pool G67714
4.00% 07/01/48 68,936 66,197
Freddie Mac Gold Pool G67717
4.00% 11/01/48 57,837,317 55,539,460
Freddie Mac Gold Pool H00790
5.50% 05/01/37 4,015 4,058
Freddie Mac Gold Pool H05069
5.50% 05/01/37 63,319 63,991
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 19,215,678 18,598,166
Freddie Mac Gold Pool U99097
3.50% 07/01/43 27,101,033 25,258,176
Freddie Mac Gold Pool V62078
3.50% 08/01/33 2,654,062 2,547,353
Freddie Mac Gold Pool V62129
3.50% 08/01/33 5,597,454 5,372,718
Freddie Mac Gold Pool V80356
3.50% 08/01/43 19,520,707 18,247,975
Freddie Mac Pool QD3162
2.00% 12/01/51 140,342,671 114,790,576
Freddie Mac Pool QD7213
2.00% 02/01/52 97,087,527 79,130,870
Freddie Mac Pool QE0312
2.00% 04/01/52 6,601,894 5,380,852
Freddie Mac Pool QE0521
2.50% 04/01/52 3,007,485 2,549,159
Freddie Mac Pool RA4201
2.00% 12/01/50 8,780,387 7,189,509
Freddie Mac Pool RA4398
2.00% 01/01/51 76,801,197 62,988,243
Freddie Mac Pool RA5285
2.50% 05/01/51 116,048,409 98,813,584
Freddie Mac Pool RA6507
2.00% 12/01/51 126,728,074 103,502,885
Freddie Mac Pool RB5077
2.00% 10/01/40 94,066,943 79,951,367
Freddie Mac Pool RE6029
3.00% 02/01/50 3,809,021 3,336,599
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD1178
2.00% 03/01/52 $ 16,533,259 $ 13,499,141
Freddie Mac Pool SD7502
3.50% 07/01/49 6,918,859 6,400,031
Freddie Mac Pool SD7503
3.50% 08/01/49 15,210,874 14,091,190
Freddie Mac Pool SD7511
3.50% 01/01/50 15,351,438 14,216,610
Freddie Mac Pool SD8121
2.00% 01/01/51 117,590 96,808
Freddie Mac Pool SD8182
2.00% 12/01/51 26,922,128 21,956,674
Freddie Mac Pool SD8188
2.00% 01/01/52 48,944,727 39,991,250
Freddie Mac Pool SD8189
2.50% 01/01/52 361,541,379 306,974,716
Freddie Mac Pool SD8193
2.00% 02/01/52 20,310,075 16,556,768
Freddie Mac Pool SD8199
2.00% 03/01/52 183,242,835 149,351,471
Freddie Mac Pool SD8205
2.50% 04/01/52 425,248,790 360,443,022
Freddie Mac Pool ZA5103
3.50% 12/01/47 118,751 109,643
Freddie Mac Pool ZA5128
3.50% 12/01/47 377,810 349,025
Freddie Mac Pool ZM1779
3.00% 09/01/46 12,345,331 11,068,798
Freddie Mac Pool ZM2285
3.00% 12/01/46 14,433,093 12,924,747
Freddie Mac Pool ZS4693
3.00% 12/01/46 14,381,212 12,854,999
Freddie Mac Pool ZS4768
3.50% 05/01/48 994,548 918,153
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,494,015 1,386,724
Freddie Mac Pool ZT1403
3.50% 11/01/33 12,752,772 12,213,701
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 24,144 24,209
Freddie Mac REMICS,
Series 1983, Class Z
6.50% 12/15/23 912 911
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 100,973 100,676
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 6,893 6,879
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 2,535 2,575

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
45 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X LIBOR USD 1-Month plus 20.93%, 20.93% Cap)
7.43% 02/15/32
1
$ 4,190 $ 4,611
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 9,010 9,077
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.01% 08/15/35
1
600,733 77,816
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 1,578,473 1,596,586
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 7.20%, 7.20% Cap)
2.01% 08/15/35
1
265,598 22,761
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 25,876,745 25,295,323
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.95%, 5.95% Cap)
0.76% 07/15/41
1
3,297,085 90,028
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 6,055,311 5,881,746
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 9,076,803
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 17,632,500 16,753,596
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 5,969,205 5,605,522
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 9,319,473 8,793,712
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 199,604 187,415
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 1,159,048 1,026,688
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 142,255 139,246
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 7,715,040 7,343,809
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 2,516,571 2,381,071
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 $ 1,929,153 $ 1,765,065
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 678,572 616,394
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 839,999 760,127
Freddie Mac REMICS,
Series 4937, Class MF
(LIBOR USD 1-Month plus 0.45%)
5.60% 12/25/49
1
5,453,404 5,345,494
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
10
11,656,070 8,647,668
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
5.69% 11/15/43
1
1,927,503 1,881,358
Ginnie Mae (TBA)
2.50% 07/15/53 1,022,675,000 885,280,434
4.50% 07/20/53 343,875,000 331,876,204
5.00% 07/20/53 159,750,000 156,991,817
Ginnie Mae I Pool 782817
4.50% 11/15/39 8,922,655 8,830,399
Ginnie Mae I Pool AA5452
3.50% 07/15/42 70,236 66,307
Ginnie Mae II Pool 2631
7.00% 08/20/28 776 798
Ginnie Mae II Pool 3388
4.50% 05/20/33 1,582 1,551
Ginnie Mae II Pool 3427
4.50% 08/20/33 815 810
Ginnie Mae II Pool 3554
4.50% 05/20/34 705 701
Ginnie Mae II Pool 4058
5.00% 12/20/37 415 421
Ginnie Mae II Pool 4342
5.00% 01/20/39 624 633
Ginnie Mae II Pool 4520
5.00% 08/20/39 11,545 11,691
Ginnie Mae II Pool 5140
4.50% 08/20/41 25,456 25,294
Ginnie Mae II Pool 5175
4.50% 09/20/41 27,644 27,468
Ginnie Mae II Pool 5281
4.50% 01/20/42 7,902 7,852
Ginnie Mae II Pool 783591
4.50% 07/20/41 9,806 9,744
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 07/20/34
1
6,289 6,115

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 46
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 03/20/35
1
$ 7,455 $ 7,040
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.63% 08/20/35
1
9,536 9,226
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
2.75% 10/20/35
1
8,925 8,596
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.00% 05/20/25
1
829 819
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.50% 06/20/25
1
881 866
Ginnie Mae II Pool MA0627
4.50% 12/20/42 32,337 32,116
Ginnie Mae II Pool MA0701
4.50% 01/20/43 31,542 31,342
Ginnie Mae II Pool MA1157
3.50% 07/20/43 30,200 28,495
Ginnie Mae II Pool MA1997
4.50% 06/20/44 8,022 7,956
Ginnie Mae II Pool MA2374
5.00% 11/20/44 170,180 171,331
Ginnie Mae II Pool MA2756
4.50% 04/20/45 16,786 16,648
Ginnie Mae II Pool MA2828
4.50% 05/20/45 694,449 688,753
Ginnie Mae II Pool MA2894
4.50% 06/20/45 273,916 271,668
Ginnie Mae II Pool MA3036
4.50% 08/20/45 26,571 26,353
Ginnie Mae II Pool MA3309
3.00% 12/20/45 5,443 4,957
Ginnie Mae II Pool MA3456
4.50% 02/20/46 175,732 174,289
Ginnie Mae II Pool MA3521
3.50% 03/20/46 20,306,045 19,083,315
Ginnie Mae II Pool MA3524
5.00% 03/20/46 8,930 9,063
Ginnie Mae II Pool MA3597
3.50% 04/20/46 51,005,071 47,933,798
Ginnie Mae II Pool MA3600
5.00% 04/20/46 4,846,382 4,926,966
Ginnie Mae II Pool MA3662
3.00% 05/20/46 1,978,640 1,796,011
Ginnie Mae II Pool MA3663
3.50% 05/20/46 14,553,771 13,677,415
Ginnie Mae II Pool MA3665
4.50% 05/20/46 74,085 73,160
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3666
5.00% 05/20/46 $ 2,752,476 $ 2,793,425
Ginnie Mae II Pool MA3738
4.50% 06/20/46 308,207 304,358
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,673,132 1,701,113
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,387,706 2,357,892
Ginnie Mae II Pool MA3806
5.00% 07/20/46 129,789 131,960
Ginnie Mae II Pool MA3873
3.00% 08/20/46 15,196,762 13,775,100
Ginnie Mae II Pool MA3876
4.50% 08/20/46 2,686,786 2,653,237
Ginnie Mae II Pool MA3877
5.00% 08/20/46 558,718 562,111
Ginnie Mae II Pool MA3937
3.50% 09/20/46 11,715,374 11,006,271
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,492,566 1,482,753
Ginnie Mae II Pool MA4003
3.00% 10/20/46 6,107,640 5,534,359
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,598,081 1,578,127
Ginnie Mae II Pool MA4007
5.00% 10/20/46 2,968,460 3,017,867
Ginnie Mae II Pool MA4069
3.50% 11/20/46 36,516,979 34,283,873
Ginnie Mae II Pool MA4071
4.50% 11/20/46 4,298,997 4,257,951
Ginnie Mae II Pool MA4072
5.00% 11/20/46 949,891 965,763
Ginnie Mae II Pool MA4126
3.00% 12/20/46 105,066,265 95,204,446
Ginnie Mae II Pool MA4127
3.50% 12/20/46 41,261,807 38,686,965
Ginnie Mae II Pool MA4129
4.50% 12/20/46 14,850,793 14,646,035
Ginnie Mae II Pool MA4196
3.50% 01/20/47 9,513 8,920
Ginnie Mae II Pool MA4198
4.50% 01/20/47 119,185 117,697
Ginnie Mae II Pool MA4199
5.00% 01/20/47 2,731,990 2,777,718
Ginnie Mae II Pool MA4264
4.50% 02/20/47 33,623,939 33,104,124
Ginnie Mae II Pool MA4265
5.00% 02/20/47 621,215 628,544
Ginnie Mae II Pool MA4324
5.00% 03/20/47 3,384,009 3,424,640
Ginnie Mae II Pool MA4382
3.50% 04/20/47 23,280,499 21,798,636
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,430,526 1,411,770
Ginnie Mae II Pool MA4385
5.00% 04/20/47 5,905,500 5,949,645

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
47 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4453
4.50% 05/20/47 $ 74,733,016 $ 73,379,087
Ginnie Mae II Pool MA4454
5.00% 05/20/47 12,783,889 12,879,453
Ginnie Mae II Pool MA4510
3.50% 06/20/47 32,028 30,010
Ginnie Mae II Pool MA4511
4.00% 06/20/47 4,553,075 4,373,097
Ginnie Mae II Pool MA4512
4.50% 06/20/47 261,700 258,105
Ginnie Mae II Pool MA4513
5.00% 06/20/47 240,491 240,288
Ginnie Mae II Pool MA4586
3.50% 07/20/47 38,191,061 35,760,102
Ginnie Mae II Pool MA4588
4.50% 07/20/47 41,529 40,920
Ginnie Mae II Pool MA4589
5.00% 07/20/47 11,172,259 11,248,793
Ginnie Mae II Pool MA4652
3.50% 08/20/47 2,900,527 2,715,901
Ginnie Mae II Pool MA4655
5.00% 08/20/47 13,175,554 13,182,052
Ginnie Mae II Pool MA4719
3.50% 09/20/47 36,084,977 33,754,247
Ginnie Mae II Pool MA4720
4.00% 09/20/47 89,663 86,338
Ginnie Mae II Pool MA4722
5.00% 09/20/47 256,666 258,344
Ginnie Mae II Pool MA4781
5.00% 10/20/47 3,077,320 3,099,362
Ginnie Mae II Pool MA4836
3.00% 11/20/47 82,009,439 74,234,916
Ginnie Mae II Pool MA4837
3.50% 11/20/47 89,807,077 84,006,433
Ginnie Mae II Pool MA4838
4.00% 11/20/47 30,108,066 28,894,528
Ginnie Mae II Pool MA4840
5.00% 11/20/47 987,307 986,476
Ginnie Mae II Pool MA4900
3.50% 12/20/47 5,776,787 5,403,664
Ginnie Mae II Pool MA4901
4.00% 12/20/47 20,052,276 19,244,048
Ginnie Mae II Pool MA4961
3.00% 01/20/48 280,054 253,918
Ginnie Mae II Pool MA4963
4.00% 01/20/48 33,255,182 31,914,797
Ginnie Mae II Pool MA5078
4.00% 03/20/48 50,142 48,166
Ginnie Mae II Pool MA5137
4.00% 04/20/48 10,757,341 10,313,893
Ginnie Mae II Pool MA5399
4.50% 08/20/48 2,420,152 2,367,832
Ginnie Mae II Pool MA5466
4.00% 09/20/48 4,411,098 4,226,503
Ginnie Mae II Pool MA5467
4.50% 09/20/48 22,503 22,039
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA5528
4.00% 10/20/48 $ 20,257,604 $ 19,398,228
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,681,151 3,678,760
Ginnie Mae II Pool MA5651
4.00% 12/20/48 7,283 6,977
Ginnie Mae II Pool MA6030
3.50% 07/20/49 8,384,611 7,625,573
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,720 1,500
Ginnie Mae II Pool MA6081
3.50% 08/20/49 3,419,478 3,109,921
Ginnie Mae II Pool MA6209
3.00% 10/20/49 3,253,494 2,837,290
Ginnie Mae II Pool MA6210
3.50% 10/20/49 1,604,158 1,458,937
Ginnie Mae II Pool MA7589
2.50% 09/20/51 99,607,116 86,418,842
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 3,204,204 3,214,350
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X LIBOR USD 1-Month plus 6.75%, 6.75% Cap)
1.59% 06/16/37
1
6,280,871 762,604
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X LIBOR USD 1-Month plus 6.25%, 6.25% Cap)
1.10% 03/20/36
1
5,486,430 159,301
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
1.65% 05/20/37
1
13,484,247 523,421
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.48%, 6.48% Cap)
1.33% 12/20/39
1
2,157,246 216,103
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
1.64% 07/16/39
1
14,454 529
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.30%, 6.30% Cap)
1.14% 08/16/38
1
12,598 91
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X LIBOR USD 1-Month plus 6.40%, 6.40% Cap)
1.24% 01/16/40
1
28,506 2,697
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 5.80%, 5.80% Cap)
0.64% 01/16/40
1
5,182,944 425,716

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 48
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.50%, 6.50% Cap)
1.34% 09/16/39
1
$ 251,737 $ 1,242
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 69,465 12,363
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 4,771,818 4,446,588
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 688,944 637,143
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 6,036,908 5,686,746
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 4,495,715 4,018,251
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 7,099,358 6,500,708
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 315,855 306,737
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 747,651 677,711
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 9,921,144 8,461,345
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 6,654,086 5,908,065
UMBS (TBA)
2.00% 07/01/53 1,212,300,000 988,924,257
2.00% 08/01/53 1,513,350,000 1,235,390,176
2.50% 07/01/53 954,725,000 809,213,215
2.50% 08/01/53 1,041,800,000 884,309,146
3.00% 07/01/53 1,576,325,000 1,387,412,064
3.00% 08/01/53 382,725,000 337,231,555
3.50% 08/01/53 996,875,000 909,453,738
4.00% 07/01/53 1,404,500,000 1,317,924,878
4.50% 07/01/53 1,790,975,000 1,721,791,265
5.00% 07/01/53 1,046,425,000 1,025,414,753
5.00% 08/01/53 1,047,400,000 1,026,452,000
5.50% 07/01/53 1,404,350,000 1,398,040,255
23,932,698,873
Total Mortgage-Backed
(Cost $34,429,136,755) 32,402,045,005
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 0.39%*
California — 0.07%
California State University Revenue Bonds, University &
College Improvements, Series B
2.27% 11/01/34 $ 9,355,000 $ 7,372,177
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series E
2.83% 11/01/41 4,285,000 3,351,930
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 192,640
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 17,955,000 12,628,075
3.26% 05/15/60 17,050,000 11,959,572
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 7,615,000 6,914,349
42,418,743
Colorado — 0.01%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 6,010,000 5,045,384
New Jersey — 0.00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 240,000 243,180
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 267,787
510,967
New York — 0.29%
City of New York General Obligation Bonds, Public
Improvements
4.77% 10/01/23 4,420,000 4,409,491
City of New York General Obligation Bonds, Public
Improvements, Series D
5.99% 12/01/36 2,000,000 2,118,641
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 2,891,945
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 13,145,000 12,039,563
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 25,670,000 26,750,083
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 403,578
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 2,950,515

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
49 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 $ 12,135,000 $ 9,877,502
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,401,438
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
C5
3.90% 05/01/31 15,000,000 14,033,850
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 5,981,021
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 2,923,467
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,213,580
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 1,250,000 1,267,336
5.15% 02/01/36 1,250,000 1,268,334
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,363,983
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 7,895,000 6,778,315
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 44,990,000 46,231,621
5.43% 03/15/39 21,300,000 21,936,288
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 152,076
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 150,000 156,512
180,149,139
Texas — 0.02%
North Texas Tollway Authority Revenue Bonds
2.33% 01/01/33 765,000 618,448
2.43% 01/01/34 10,000,000 7,998,017
2.53% 01/01/35 8,000,000 6,348,085
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 334,433
15,298,983
Total Municipal Bonds
(Cost $283,184,640) 243,423,216
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES — 22.13%
U.S. Treasury Bonds — 9.67%
U.S. Treasury Bonds
2.00% 11/15/41 $ 1,274,591,000 $ 933,012,083
2.38% 02/15/42 20,162,000 15,710,608
3.63% 05/15/53 1,333,399,000 1,282,354,820
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.13% 01/15/33
11
495,418,748 474,969,091
1.25% 04/15/28
11
418,990,079 405,372,902
U.S. Treasury Bonds (WI)
3.88% 05/15/43 2,958,759,000 2,894,851,581
U.S. Treasury Inflation Indexed Bonds
1.50% 02/15/53
11
10,207,200 9,919,624
6,016,190,709
U.S. Treasury Notes — 12.46%
U.S. Treasury Notes
4.00% 06/30/28 4,124,515,000 4,102,120,162
4.25% 05/31/25 250,392,000 247,257,210
4.63% 06/30/25 2,098,255,000 2,088,747,282
U.S. Treasury Notes (WI)
3.38% 05/15/33 719,072,000 693,567,415
3.63% 05/31/28 637,261,000 623,239,729
7,754,931,798
Total U.S. Treasury Securities
(Cost $13,969,953,299) 13,771,122,507
Total Bonds — 111.81%
(Cost $73,498,941,667)
69,567,335,535
Issues Shares Value
COMMON STOCK — 0.09%
Communications — 0.09%
Intelsat Emergence SA
3,5,6
(Luxembourg) 2,394,859 54,243,556
Electric — 0.00%
Homer City Holdings LLC
†,5,6,12
1,180,703 —
Total Common Stock
(Cost $145,415,216) 54,243,556
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,9
(Luxembourg) 250,803 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,9
(Luxembourg) 250,803 —
—
Total Rights
(Cost $–) —

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 50
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 11.18%
Money Market Funds — 1.92%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
13,14
42,400,504 $ 42,400,504
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
13
1,155,260,000 1,155,260,000
1,197,660,504
U.S. Agency Discount Notes — 4.11%
Federal Home Loan Bank
4.84%
15
07/24/23 $ 196,700,000 196,147,509
5.05%
15
07/25/23 500,000,000 498,528,825
4.93%
15
08/09/23 250,000,000 248,731,838
5.10%
15
11/20/23 200,000,000 196,063,150
0.00%
15
05/22/24 719,040,000 717,039,257
0.00%
15
05/21/24 704,100,000 701,211,366
2,557,721,945
U.S. Treasury Bills — 5.15%
U.S. Cash Management Bills
5.19%
15
10/19/23 650,000,000 639,870,107
U.S. Treasury Bills
4.75%
15
08/03/23 796,717,000 793,212,083
5.07%
15
08/31/23 707,590,000 701,618,188
5.14%
15
10/12/23 250,000,000 246,370,150
U.S. Treasury Bills (WI)
5.00%
15
08/01/23 100,000,000 99,595,175
5.12%
15
08/15/23 710,560,000 706,196,494
5.17%
15
08/24/23 16,275,000 16,153,344
3,203,015,541
Total Short-Term Investments
(Cost $6,964,280,088) 6,958,397,990
Total Investments - 123.08%
(Cost $80,608,636,971) 76,579,977,081
Net unrealized appreciation on unfunded commitments
- 0.00% 16,344
Liabilities in Excess of Other Assets - (23.08)% (14,357,549,467)
Net Assets - 100.00% $ 62,222,443,958
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $468,989,131, which is 0.75% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $842,830, at an interest rate of 8.70% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
5.05% per annum.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Non-income producing security.
10
Zero coupon bond. The rate shown is the effective yield as of June 30, 2023.
11
Inflation protected security. Principal amount reflects original security face amount.
12
Affiliated investment.
13
Represents the current yield as of June 30, 2023.
14
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $2,326,049.
15
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $8,240,961, which is
0.01% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
51 / June 2023
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 31,302,012 USD 34,157,150 Citibank N.A. 07/06/23 $ 4,018
GBP 4,518,000 USD 5,621,699 State Street Global Markets LLC 07/14/23 122,876
GBP 6,819,000 USD 8,462,398 Citibank N.A. 07/14/23 207,868
USD 1,134,276,184 EUR 1,032,839,000 Bank of America N.A. 07/14/23 6,626,758
USD 4,577,603 EUR 4,169,000 Barclays Bank PLC 07/14/23 25,906
6,987,426
EUR 38,280,000 USD 42,301,510 Citibank N.A. 07/14/23 (507,561)
EUR 7,965,000 USD 8,745,860 State Street Global Markets LLC 07/14/23 (49,706)
USD 150,859,944 EUR 138,818,000 Citibank N.A. 07/14/23 (700,985)
USD 11,921,282 EUR 10,930,000 Goldman Sachs International 07/14/23 (12,048)
USD 11,645,262 EUR 10,697,000 The Bank of New York Mellon 07/14/23 (33,679)
USD 9,754,425 EUR 9,052,000 State Street Global Markets LLC 07/14/23 (128,513)
USD 11,262,852 GBP 9,055,000 State Street Global Markets LLC 07/14/23 (250,457)
USD 23,654,047 GBP 18,915,000 Citibank N.A. 07/14/23 (396,118)
USD 150,993,503 GBP 121,168,000 Goldman Sachs International 07/14/23 (3,069,957)
(5,149,024)
NET UNREALIZED APPRECIATION $ 1,838,402
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 104,751 09/29/23 $ 21,300,461,156 $ (301,402,236) $ (301,402,236)
U.S. Treasury Five-Year Note 8,802 09/29/23 942,639,188 (13,669,424) (13,669,424)
U.S. Treasury Ultra Bond 6,075 09/20/23 827,528,906 7,205,816 7,205,816
U.S. Treasury Ten-Year Ultra Bond 150 09/20/23 17,765,625 (148,268) (148,268)
23,088,394,875 (308,014,112) (308,014,112)
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Future 3,597 09/07/23 (454,083,877) 6,979,337 6,979,337
Euro-Bund Future 2,670 09/07/23 (389,580,608) 5,002,011 5,002,011
Euro-Buxl 30 Year 699 09/07/23 (106,460,216) (1,190,134) (1,190,134)
(950,124,701) 10,791,214 10,791,214
TOTAL FUTURES CONTRACTS $ 22,138,270,174 $ (297,222,898) $ (297,222,898)

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 52
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 60,665 $ 1,032,728 $ 868,725 $ 164,003
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual $ 220,666 $ 5,827,877 $ — $ 5,827,877
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual 236,956 6,258,103 — 6,258,103
Interest Rate Swap
1
06/16/53 GBP-SONIA-OIS Annual 3.25% Annual 38,960 4,890,386 (609,731) 5,500,117
TOTAL SWAPS CONTRACTS $ 496,582 $ 16,976,366 $ (609,731) $ 17,586,097
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
53 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 54
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,197,660,504 $ — $ — $ 1,197,660,504
U.S. Agency Discount Notes — 2,557,721,945 — 2,557,721,945
U.S. Treasury Bills 3,203,015,541 — — 3,203,015,541
Long-Term Investments:
Asset-Backed Securities — 3,060,938,662 32,862,082 3,093,800,744
Bank Loans — 952,393,782 4,492,708 956,886,490
Common Stock — — 54,243,556 54,243,556
Corporates — 18,680,536,190 2,805,298 18,683,341,488
Foreign Government Obligations — 416,716,085 — 416,716,085
Mortgage-Backed Securities — 32,027,459,518 374,585,487 32,402,045,005
Municipal Bonds — 243,423,216 — 243,423,216
Rights — — — —
U.S. Treasury Securities 12,880,860,890 890,261,617 — 13,771,122,507
Unfunded Commitments Appreciation — 16,344 — 16,344
Other Financial Instruments
*
Assets:
Credit contracts — 1,032,728 — 1,032,728
Foreign currency exchange contracts — 6,987,426 — 6,987,426
Interest rate contracts 19,187,164 16,976,366 — 36,163,530
Liabilities:
Foreign currency exchange contracts — (5,149,024) — (5,149,024)
Interest rate contracts (316,410,062) — — (316,410,062)
Total $ 16,984,314,037 $ 58,849,314,855 $ 468,989,131 $ 76,302,618,023
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures and swaps.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
55 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 25,670,562 $ 4,371,966 $ 62,266,334 $ 2,954,705 $ 201,952 $ 379,572,729 $ 475,038,248
Accrued discounts/
premiums 1,036,105 667 — (4,800) (144,841) 255,065 1,142,196
Realized gain (loss) — — — — — — —
Change in unrealized
(depreciation)* (1,628,061) (126,730) (8,022,778) (144,607) (57,111) (5,242,307) (15,221,594)
Purchases 8,250,930 246,805 — — — — 8,497,735
Sales (467,454) — — — — — (467,454)
Transfers into Level 3** — — — — — — —
Transfers out of Level 3** — — — — — — —
Balance as of
June 30, 2023
$ 32,862,082 $ 4,492,708 $ 54,243,556 $ 2,805,298 $ — $ 374,585,487 $ 468,989,131
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(15,164,483) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $32,862,082 Broker Quote Offered Quote $1.76 - $88.03 $66.39 Increase
Bank Loans $4,492,708 Third-Party Vendor Vendor Prices $66.50 $66.50 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $54,243,556 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $2,805,298 Third-Party Vendor Vendor Prices $91.59 $91.59 Increase
Mortgage-Backed
Securities-Non-Agency $6,156,416 Third-Party Vendor Vendor Prices $0.85 - $98.94 $16.37 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $368,429,071 Broker Quote Offered Quote $92.95 - $99.78 $96.13 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Total Return Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 56
COMMITMENTS AND CONTINGENCIES
The Total Return Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2023:
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2023 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—
TOTAL RETURN BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 $ 842,830 $ 16,344
Total Unfunded Commitments $ 842,830 $ 16,344